ANNUAL REPORT

FRANKLIN CALIFORNIA TAX-FREE TRUST

JUNE 30, 1999


SHAREHOLDER LETTER


Dear Shareholder:

This annual report for Franklin California Tax-Free Trust covers the period ended June 30, 1999.

During the 12 months under review, the municipal bond market was comparatively stable in what could otherwise be characterized as a challenging year for global and domestic markets. The economic stresses felt in Asia, Latin America and Eastern Europe during third and fourth quarters 1998 caused investors to seek safety in U.S. Treasury bonds, driving yields on the 30-year Treasury bond to an all-time low of 4.70% on October 5, 1998. These regions had a direct impact on the U.S. economy as foreign countries purchased fewer American goods, leading to an overall reduction in U.S. export levels. In light of lowered export levels, it was expected that the U.S. economy would see some slowing in the fourth quarter of 1998.

However, it became apparent as 1999 got under way, that fourth quarter 1998 growth actually exceeded expectations, and the U.S. gross domestic product (GDP) grew at a 6% annualized rate. The American consumer boosted the domestic economy at much higher-than-anticipated levels, which resulted in the Federal Reserve Board's (the Fed's) moving to a neutral position with respect to short-term interest rates rather than its previous bias toward lowering rates that began in 1998. The change in the Fed's position caused 30-year Treasury yields to rise to a first-quarter peak of 5.69% on March 4, 1999. However, in May the Fed moved toward a tightening bias. At its June meeting, as widely expected, the Fed raised the federal funds target rate 0.25% and returned to a neutral bias.


CONTENTS


Shareholder Letter ....................................................        1

Fund Reports

 Franklin California Insured
 Tax-Free Income Fund .................................................        5

 Franklin California
 Intermediate-Term
 Tax-Free Income Fund .................................................       11

 Franklin California
 Tax-Exempt Money Fund ................................................       15

Municipal Bond Ratings ................................................       18

Financial Highlights &
Statement of Investments ..............................................       21

Financial Statements ..................................................       51

Notes to
Financial Statements ..................................................       56

Independent
Auditors' Report ......................................................       61

Tax Information .......................................................       62



FUND CATEGORY

[PYRAMID GRAPHIC]


The municipal bond market remained relatively calm throughout the Treasury market volatility as demand was fundamentally answered by an increased municipal bond supply. As interest rates declined, municipal bond issuers increased their refinancing activity of outstanding, higher interest-rate debt. Additionally, many municipalities were in excellent fiscal condition due to the strong national economy, which gave them greater confidence to borrow money for new projects. This environment led to a surge in 1998's new-issue supply with total volume closely matching 1993's record $293 billion nationally, while supply in California reached $25.6 billion. Although demand from individual investors was relatively stable, at times the municipal bond market had some difficulty absorbing the large supply of bonds.

These conditions led to attractive municipal bond yields, as municipal bond prices lagged those of similar Treasury bonds. For example, in October 1998 an investor could have purchased a 30-year, AAA municipal bond yielding approximately 105% of the yield on a comparable Treasury bond, versus the historical average of approximately 89%. Municipal market valuations have not been this attractive since 1986. With the early 1999 rise in Treasury yields, and the Bond Buyer 40 index showing an increase in yield to 5.37%, the municipal-to-Treasury yield ratio declined to 93% on June 30, 1999, still above the historical average.* This relatively high ratio has allowed municipal investors to earn attractive yields compared with other fixed-income opportunities.

The prevalence of bond insurance was another trend that affected the municipal bond market. The increasingly higher percentages of AAA-insured municipal bond issues coming to market over the past four years seems to have finally peaked at more than 50% nationally for municipal issuers in 1998. With investors continuing to demand higher yields in a falling interest-rate environment, municipal bond market credit spreads, or the additional interest rate paid to investors for BBB- versus AAA-rated bonds, were extremely narrow.

Looking forward, we anticipate supply pressures to moderate in 1999. Already, municipal new issuance for the first quarter of the year was down about 19.3% nationally, compared with the same period last calendar year.**

*The unmanaged Bond Buyer Municipal 40 Index is composed of the Yield to Maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity generally has been about 29-30 years.
**Source: The Bond Buyer, 4/1/99.


-------------------------------------------------------------------------------
WHAT DOES "TAXABLE EQUIVALENT" MEAN FOR YOU?

For yield and distribution rate, taxable equivalent is the amount a taxable investment would have to earn to match the income from a tax-free investment such as a municipal bond. You can find your fund's taxable equivalent distribution rate and yield in the Performance Summary of each fund's report.
-------------------------------------------------------------------------------


Municipal bonds continue to be an attractive investment for those investors seeking tax-free income as well as an opportunity to diversify risk in their portfolio. Generally, a taxable investment would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment. We encourage you to discuss your financial goals with an investment representative. He or she can address concerns about volatility and help you diversify your investments and stay focused on the long term. Mutual funds offer a level of diversification that is almost impossible for individual investors to achieve on their own. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/Charles B. Johnson

Charles B. Johnson
Chairman
Franklin California Tax-Free Trust

/s/Thomas J. Kenny

Thomas J. Kenny
Director
Franklin Municipal Bond Department


FRANKLIN CALIFORNIA INSURED
TAX-FREE INCOME FUND



--------------------------------------------------------------------------------
Your Fund's Goal: Franklin California Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes while seeking preservation of capital by investing primarily in a portfolio of insured California municipal securities.(1,2)
--------------------------------------------------------------------------------



The municipal bond market experienced a significant increase in yields over the past nine months as yields on the 30-year Treasury rose from 4.7%, on October 5, 1998, to 5.98% on June 30, 1999. The yield increase can be attributed mostly to growing inflationary pressures due to continued strength in our domestic economy combined with economic recovery abroad. The rise in interest rates adversely affected municipal bond funds in general, as the value of their holdings have decreased. Amid the volatility in government rates, though, the municipal bond market showed remarkable stability over the past year, and Franklin's municipal bond funds performed well during the period under review.

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

2. Fund shares are not insured by any U.S. or other government agency. Insurance relates only to the payment of principal and interest on the portfolio's securities. It does not eliminate market risks to the fund's yield or share price or insure the fund's yield or share value. Terms of the insurance are more fully described in the prospectus, and no representation is made to any insurer's ability to meet its commitments.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 23 of this report.


PORTFOLIO BREAKDOWN

Franklin California Insured
Tax-Free Income Fund
6/30/99

                                   % OF TOTAL
                                    LONG-TERM
SECTOR                             INVESTMENTS
----------------------------------------------

Utilities                             18.2%

Prerefunded                           14.1%

Education                             12.2%

Tax Allocation                        11.4%

Certificates of Participation         10.4%

Hospitals                              8.8%

Transportation                         5.6%

Housing                                3.0%

Special Assessment                     2.7%

Mello-Roos                             2.6%

General Obligation                     0.9%

Marks-Roos                             0.7%

Sales Tax Revenue                      0.3%

Health Care                            0.3%

Other Revenue                          8.8%


Franklin California Insured Tax-Free Income Fund performed particularly well over the reporting period. Our buy-and-hold investment philosophy, which seeks to provide high, tax-free income and share price stability, proved itself during the reporting period, within an environment of generally rising interest rates. The fund's Class A share price, as measured by net asset value, decreased only 35 cents, from $12.47 on June 30, 1998, to $12.12 on June 30, 1999. Total net assets increased from $1.77 billion to $1.86 billion, for the same period. Moreover, the fund held a significant percentage of high coupon bonds, which enabled it to make solid distributions while at the same time reducing share price volatility. The fund has consistently performed well compared with its peers, in income distribution and total return, which benefited our shareholders.

The fund was able to take advantage of Franklin's presence in California to structure issues to fit the portfolio's needs. By managing over $20 billion in California municipal assets, Franklin had a distinct advantage over its competitors in locating value. Consequently, Franklin California Insured Tax-Free Income Fund used the power of Franklin's substantial municipal bond department to find and structure new issues. Furthermore, strong retail demand in the secondary market enabled us to maintain stability in the fund's distributions and share price.

We concentrated our purchases in education, direct revenue utility and high essential use general obligation (GO) issues. Recent purchases included Stanford University, and Pasadena Unified School District GO. Our investment philosophy remains disciplined and focused, as we strive to offer our shareholders high, current tax-free income and preservation of principal. The fund should continue to perform well into the next reporting period as the municipal bond market should continue to offer stable and attractive after-tax total returns.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Dividend Distributions*
Franklin California Insured Tax-Free Income Fund
7/1/98 - 6/30/99

                                           DIVIDEND PER SHARE
                                         -----------------------
MONTH                                     CLASS A      CLASS C
----------------------------------------------------------------

July                                     5.30 cents   4.67 cents

August                                   5.30 cents   4.71 cents

September                                5.30 cents   4.71 cents

October                                  5.30 cents   4.72 cents

November                                 5.30 cents   4.72 cents

December                                 5.20 cents   4.62 cents

January                                  5.20 cents   4.62 cents

February                                 5.20 cents   4.62 cents

March                                    5.10 cents   4.48 cents

April                                    5.10 cents   4.48 cents

May                                      5.10 cents   4.48 cents

June                                     5.05 cents   4.48 cents
----------------------------------------------------------------
TOTAL                                   62.45 CENTS  55.31 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.



FRANKLIN CALIFORNIA INSURED
TAX-FREE INCOME FUND


CLASS A (formerly Class I):

Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


PERFORMANCE SUMMARY AS OF 6/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

Class A                        Change         6/30/99   6/30/98
---------------------------------------------------------------


Net Asset Value                -$0.35          $12.12   $12.47


                               Distributions (7/1/98 - 6/30/99)
                               ---------------------------------


Dividend Income                $0.6245

Long-Term Capital Gain         $0.0597

Short-Term Capital Gain        $0.0071

Total                          $0.6913



Class C                        Change         6/30/99   6/30/98
---------------------------------------------------------------


Net Asset Value                -$0.35         $12.20    $12.55



                               Distributions (7/1/98 - 6/30/99)
                               ---------------------------------

Dividend Income                $0.5531

Long-Term Capital Gain         $0.0597

Short-Term Capital Gain        $0.0071

Total                          $0.6199


Franklin California Insured Tax-free Income Fund paid distributions derived from long-term capital gains of 5.97 cents ($0.0597) per share in December 1998. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

             Past performance is not predictive of future results.

PERFORMANCE


                                                                                   INCEPTION
CLASS A                                     1-YEAR       5-YEAR       10-YEAR      (9/3/85)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +2.76%      +36.96%       +94.68%      +181.52%

Average Annual Total Return(2)               -1.58%       +5.57%        +6.43%        +7.44%


Distribution Rate(3)                          4.79%


Taxable Equivalent Distribution Rate(4)       8.74%

30-Day Standardized Yield(5)                  4.04%

Taxable Equivalent Yield(4)                   7.37%


                                                                                  INCEPTION
CLASS C                                                 1-YEAR         3-YEAR      (5/1/95)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)                               +2.16%        +17.69%     +26.64%

Average Annual Total Return(2)                           +0.15%         +5.23%      +5.58%

Distribution Rate(3)                                      4.36%

Taxable Equivalent Distribution Rate(4)                   7.96%

30-Day Standardized Yield(5)                              3.62%

Taxable Equivalent Yield(4)                               6.61%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on June 30, 1999.

4. Taxable equivalent distribution rate and yield assume the 1999 maximum combined federal and California state personal income tax bracket of 45.2%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended June 30, 1999.

-------------------------------------------------------------------------------
Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------


Past performance is not predictive of future results.

FRANKLIN CALIFORNIA INSURED
TAX-FREE INCOME FUND


AVERAGE ANNUAL TOTAL RETURN
6/30/99

CLASS A
-----------------------------------

1-Year                       -1.58%

5-Year                       +5.57%

10-Year                      +6.43%

Since Inception (9/3/85)     +7.44%


AVERAGE ANNUAL TOTAL RETURN
6/30/99

CLASS C
------------------------------------

1-Year                        +0.15%

3-Year                        +5.23%

Since Inception (5/1/95)      +5.58%



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index. Performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).

The following line graph compares the performance of Franklin California Insured Tax-Free Income Fund - Class A to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 7/1/89 to 6/30/99.

                          CA Ins. TF Class A    LB Muni Index          CPI

 07/01/1989               $  9,575              $ 10,000               $ 10,000
 07/31/1989               $  9,661    1.36%     $ 10,136    0.24%      $ 10,024
 08/31/1989               $  9,611   -0.98%     $ 10,037    0.16%      $ 10,040
 09/30/1989               $  9,560   -0.30%     $ 10,007    0.32%      $ 10,072
 10/31/1989               $  9,656    1.23%     $ 10,130    0.48%      $ 10,121
 11/30/1989               $  9,752    1.75%     $ 10,307    0.24%      $ 10,145
 12/31/1989               $  9,832    0.82%     $ 10,391    0.16%      $ 10,161
 01/31/1990               $  9,798   -0.47%     $ 10,343    1.03%      $ 10,266
 02/28/1990               $  9,905    0.89%     $ 10,435    0.47%      $ 10,314
 03/31/1990               $  9,888    0.03%     $ 10,438    0.55%      $ 10,371
 04/30/1990               $  9,810   -0.72%     $ 10,363    0.16%      $ 10,387
 05/31/1990               $ 10,063    2.18%     $ 10,589    0.23%      $ 10,411
 06/30/1990               $ 10,137    0.88%     $ 10,682    0.54%      $ 10,467
 07/31/1990               $ 10,294    1.47%     $ 10,839    0.38%      $ 10,507
 08/31/1990               $ 10,058   -1.45%     $ 10,682    0.92%      $ 10,604
 09/30/1990               $ 10,059    0.06%     $ 10,688    0.84%      $ 10,693
 10/31/1990               $ 10,256    1.82%     $ 10,882    0.60%      $ 10,757
 11/30/1990               $ 10,453    2.01%     $ 11,101    0.22%      $ 10,781
 12/31/1990               $ 10,455    0.43%     $ 11,149    0.00%      $ 10,781
 01/31/1991               $ 10,645    1.34%     $ 11,298    0.60%      $ 10,845
 02/28/1991               $ 10,684    0.87%     $ 11,397    0.15%      $ 10,862
 03/31/1991               $ 10,714    0.03%     $ 11,400    0.15%      $ 10,878
 04/30/1991               $ 10,860    1.34%     $ 11,553    0.15%      $ 10,894
 05/31/1991               $ 10,938    0.89%     $ 11,656    0.30%      $ 10,927
 06/30/1991               $ 10,921   -0.10%     $ 11,644    0.29%      $ 10,959
 07/31/1991               $ 11,060    1.22%     $ 11,786    0.15%      $ 10,975
 08/31/1991               $ 11,159    1.32%     $ 11,942    0.29%      $ 11,007
 09/30/1991               $ 11,299    1.30%     $ 12,097    0.44%      $ 11,055
 10/31/1991               $ 11,380    0.90%     $ 12,206    0.15%      $ 11,072
 11/30/1991               $ 11,362    0.28%     $ 12,240    0.29%      $ 11,104
 12/31/1991               $ 11,583    2.15%     $ 12,503    0.07%      $ 11,112
 01/31/1992               $ 11,595    0.23%     $ 12,532    0.15%      $ 11,128
 02/29/1992               $ 11,595    0.03%     $ 12,536    0.36%      $ 11,169
 03/31/1992               $ 11,636    0.03%     $ 12,539    0.51%      $ 11,225
 04/30/1992               $ 11,727    0.89%     $ 12,651    0.14%      $ 11,241
 05/31/1992               $ 11,901    1.18%     $ 12,800    0.14%      $ 11,257
 06/30/1992               $ 12,064    1.68%     $ 13,015    0.36%      $ 11,297
 07/31/1992               $ 12,486    3.00%     $ 13,406    0.21%      $ 11,321
 08/31/1992               $ 12,307   -0.97%     $ 13,276    0.28%      $ 11,353
 09/30/1992               $ 12,326    0.65%     $ 13,362    0.28%      $ 11,385
 10/31/1992               $ 12,082   -0.98%     $ 13,231    0.35%      $ 11,425
 11/30/1992               $ 12,417    1.79%     $ 13,468    0.14%      $ 11,441
 12/31/1992               $ 12,574    1.02%     $ 13,605   -0.07%      $ 11,433
 01/31/1993               $ 12,743    1.16%     $ 13,763    0.49%      $ 11,489
 02/28/1993               $ 13,126    3.62%     $ 14,261    0.35%      $ 11,529
 03/31/1993               $ 13,092   -1.06%     $ 14,110    0.35%      $ 11,569
 04/30/1993               $ 13,176    1.01%     $ 14,253    0.28%      $ 11,601
 05/31/1993               $ 13,249    0.56%     $ 14,332    0.14%      $ 11,618
 06/30/1993               $ 13,477    1.67%     $ 14,572    0.14%      $ 11,634
 07/31/1993               $ 13,507    0.13%     $ 14,591    0.00%      $ 11,634
 08/31/1993               $ 13,758    2.08%     $ 14,894    0.28%      $ 11,667
 09/30/1993               $ 13,922    1.14%     $ 15,064    0.21%      $ 11,691
 10/31/1993               $ 14,006    0.19%     $ 15,093    0.41%      $ 11,739
 11/30/1993               $ 13,979   -0.88%     $ 14,960    0.07%      $ 11,747
 12/31/1993               $ 14,210    2.11%     $ 15,275    0.00%      $ 11,747
 01/31/1994               $ 14,353    1.14%     $ 15,450    0.27%      $ 11,779
 02/28/1994               $ 14,065   -2.59%     $ 15,049    0.34%      $ 11,819
 03/31/1994               $ 13,502   -4.07%     $ 14,437    0.34%      $ 11,859
 04/30/1994               $ 13,555    0.85%     $ 14,560    0.14%      $ 11,876
 05/31/1994               $ 13,642    0.87%     $ 14,686    0.07%      $ 11,884
 06/30/1994               $ 13,590   -0.61%     $ 14,597    0.34%      $ 11,924
 07/31/1994               $ 13,829    1.83%     $ 14,864    0.27%      $ 11,957
 08/31/1994               $ 13,883    0.35%     $ 14,916    0.40%      $ 12,005
 09/30/1994               $ 13,703   -1.47%     $ 14,697    0.27%      $ 12,037
 10/31/1994               $ 13,450   -1.78%     $ 14,435    0.07%      $ 12,045
 11/30/1994               $ 13,223   -1.81%     $ 14,174    0.13%      $ 12,061
 12/31/1994               $ 13,455    2.20%     $ 14,486    0.00%      $ 12,061
 01/31/1995               $ 13,904    2.86%     $ 14,900    0.40%      $ 12,109
 02/28/1995               $ 14,295    2.91%     $ 15,333    0.40%      $ 12,158
 03/31/1995               $ 14,398    1.15%     $ 15,510    0.33%      $ 12,198
 04/30/1995               $ 14,441    0.12%     $ 15,528    0.33%      $ 12,238
 05/31/1995               $ 14,837    3.19%     $ 16,024    0.20%      $ 12,263
 06/30/1995               $ 14,649   -0.87%     $ 15,884    0.20%      $ 12,287
 07/31/1995               $ 14,742    0.95%     $ 16,035    0.00%      $ 12,287
 08/31/1995               $ 14,873    1.27%     $ 16,239    0.26%      $ 12,319
 09/30/1995               $ 14,967    0.63%     $ 16,341    0.20%      $ 12,344
 10/31/1995               $ 15,186    1.45%     $ 16,578    0.33%      $ 12,384
 11/30/1995               $ 15,469    1.66%     $ 16,853   -0.07%      $ 12,376
 12/31/1995               $ 15,652    0.96%     $ 17,015   -0.07%      $ 12,367
 01/31/1996               $ 15,748    0.76%     $ 17,144    0.59%      $ 12,440
 02/29/1996               $ 15,667   -0.68%     $ 17,028    0.32%      $ 12,480
 03/31/1996               $ 15,433   -1.28%     $ 16,810    0.52%      $ 12,545
 04/30/1996               $ 15,377   -0.28%     $ 16,763    0.39%      $ 12,594
 05/31/1996               $ 15,384   -0.04%     $ 16,756    0.19%      $ 12,618
 06/30/1996               $ 15,560    1.09%     $ 16,939    0.06%      $ 12,625
 07/31/1996               $ 15,696    0.90%     $ 17,091    0.19%      $ 12,649
 08/31/1996               $ 15,754   -0.02%     $ 17,088    0.19%      $ 12,673
 09/30/1996               $ 15,970    1.40%     $ 17,327    0.32%      $ 12,714
 10/31/1996               $ 16,121    1.13%     $ 17,523    0.32%      $ 12,754
 11/30/1996               $ 16,366    1.83%     $ 17,844    0.19%      $ 12,779
 12/31/1996               $ 16,306   -0.42%     $ 17,769    0.00%      $ 12,779
 01/31/1997               $ 16,300    0.19%     $ 17,802    0.32%      $ 12,820
 02/28/1997               $ 16,440    0.92%     $ 17,966    0.31%      $ 12,859
 03/31/1997               $ 16,231   -1.33%     $ 17,727    0.25%      $ 12,891
 04/30/1997               $ 16,373    0.84%     $ 17,876    0.12%      $ 12,907
 05/31/1997               $ 16,583    1.51%     $ 18,146   -0.06%      $ 12,899
 06/30/1997               $ 16,712    1.07%     $ 18,340    0.12%      $ 12,915
 07/31/1997               $ 17,171    2.77%     $ 18,848    0.12%      $ 12,930
 08/31/1997               $ 17,026   -0.94%     $ 18,671    0.19%      $ 12,955
 09/30/1997               $ 17,212    1.19%     $ 18,893    0.25%      $ 12,987
 10/31/1997               $ 17,314    0.64%     $ 19,014    0.25%      $ 13,020
 11/30/1997               $ 17,416    0.59%     $ 19,126   -0.06%      $ 13,012
 12/31/1997               $ 17,652    1.46%     $ 19,406   -0.12%      $ 12,996
 01/31/1998               $ 17,826    1.03%     $ 19,605    0.19%      $ 13,021
 02/28/1998               $ 17,844    0.03%     $ 19,611    0.19%      $ 13,046
 03/31/1998               $ 17,862    0.09%     $ 19,629    0.19%      $ 13,070
 04/30/1998               $ 17,780   -0.45%     $ 19,541    0.18%      $ 13,094
 05/31/1998               $ 18,030    1.58%     $ 19,849    0.18%      $ 13,117
 06/30/1998               $ 18,121    0.39%     $ 19,927    0.12%      $ 13,133
 07/31/1998               $ 18,154    0.25%     $ 19,977    0.12%      $ 13,149
 08/31/1998               $ 18,407    1.55%     $ 20,286    0.12%      $ 13,165
 09/30/1998               $ 18,690    1.25%     $ 20,540    0.12%      $ 13,181
 10/31/1998               $ 18,709    0.00%     $ 20,540    0.24%      $ 13,212
 11/30/1998               $ 18,788    0.35%     $ 20,612    0.00%      $ 13,212
 12/31/1998               $ 18,801    0.25%     $ 20,663   -0.06%      $ 13,204
 01/31/1999               $ 18,954    1.19%     $ 20,909    0.24%      $ 13,236
 02/28/1999               $ 18,942   -0.44%     $ 20,817    0.12%      $ 13,252
 03/31/1999               $ 18,989    0.14%     $ 20,846    0.30%      $ 13,292
 04/30/1999               $ 18,990    0.25%     $ 20,898    0.73%      $ 13,389
 05/31/1999               $ 18,900   -0.58%     $ 20,777    0.00%      $ 13,389
 06/30/1999               $ 18,641   -1.44%     $ 20,478    0.00%      $ 13,389

The following line graph compares the performance of Franklin California Insured Tax-Free Income Fund - Class C to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 6/30/99.

                         CA Ins. TF Class C     LB Muni Index          CPI

 05/01/1995              $   9,900              $ 10,000               $  10,000
 05/31/1995              $  10,197    3.19%     $ 10,319    0.20%      $  10,020
 06/30/1995              $  10,063   -0.87%     $ 10,229    0.20%      $  10,040
 07/31/1995              $  10,122    0.95%     $ 10,326    0.00%      $  10,040
 08/31/1995              $  10,215    1.27%     $ 10,458    0.26%      $  10,066
 09/30/1995              $  10,265    0.63%     $ 10,523    0.20%      $  10,086
 10/31/1995              $  10,418    1.45%     $ 10,676    0.33%      $  10,120
 11/30/1995              $  10,606    1.66%     $ 10,853   -0.07%      $  10,112
 12/31/1995              $  10,727    0.96%     $ 10,957   -0.07%      $  10,105
 01/31/1996              $  10,787    0.76%     $ 11,041    0.59%      $  10,165
 02/29/1996              $  10,726   -0.68%     $ 10,966    0.32%      $  10,198
 03/31/1996              $  10,571   -1.28%     $ 10,825    0.52%      $  10,251
 04/30/1996              $  10,528   -0.28%     $ 10,795    0.39%      $  10,291
 05/31/1996              $  10,527   -0.04%     $ 10,791    0.19%      $  10,310
 06/30/1996              $  10,642    1.09%     $ 10,908    0.06%      $  10,316
 07/31/1996              $  10,737    0.90%     $ 11,006    0.19%      $  10,336
 08/31/1996              $  10,762   -0.02%     $ 11,004    0.19%      $  10,356
 09/30/1996              $  10,904    1.40%     $ 11,158    0.32%      $  10,389
 10/31/1996              $  11,002    1.13%     $ 11,284    0.32%      $  10,422
 11/30/1996              $  11,172    1.83%     $ 11,491    0.19%      $  10,442
 12/31/1996              $  11,118   -0.42%     $ 11,443    0.00%      $  10,442
 01/31/1997              $  11,108    0.19%     $ 11,464    0.32%      $  10,475
 02/28/1997              $  11,207    0.92%     $ 11,570    0.31%      $  10,508
 03/31/1997              $  11,060   -1.33%     $ 11,416    0.25%      $  10,534
 04/30/1997              $  11,142    0.84%     $ 11,512    0.12%      $  10,547
 05/31/1997              $  11,287    1.51%     $ 11,686   -0.06%      $  10,540
 06/30/1997              $  11,369    1.07%     $ 11,811    0.12%      $  10,553
 07/31/1997              $  11,674    2.77%     $ 12,138    0.12%      $  10,565
 08/31/1997              $  11,571   -0.94%     $ 12,024    0.19%      $  10,586
 09/30/1997              $  11,692    1.19%     $ 12,167    0.25%      $  10,612
 10/31/1997              $  11,755    0.64%     $ 12,245    0.25%      $  10,639
 11/30/1997              $  11,827    0.59%     $ 12,317   -0.06%      $  10,632
 12/31/1997              $  11,971    1.46%     $ 12,497   -0.12%      $  10,619
 01/31/1998              $  12,092    1.03%     $ 12,626    0.19%      $  10,640
 02/28/1998              $  12,089    0.03%     $ 12,629    0.19%      $  10,660
 03/31/1998              $  12,096    0.09%     $ 12,641    0.19%      $  10,680
 04/30/1998              $  12,044   -0.45%     $ 12,584    0.18%      $  10,699
 05/31/1998              $  12,206    1.58%     $ 12,783    0.18%      $  10,719
 06/30/1998              $  12,262    0.39%     $ 12,832    0.12%      $  10,731
 07/31/1998              $  12,268    0.25%     $ 12,865    0.12%      $  10,744
 08/31/1998              $  12,433    1.55%     $ 13,064    0.12%      $  10,757
 09/30/1998              $  12,627    1.25%     $ 13,227    0.12%      $  10,770
 10/31/1998              $  12,624    0.00%     $ 13,227    0.24%      $  10,796
 11/30/1998              $  12,681    0.35%     $ 13,274    0.00%      $  10,796
 12/31/1998              $  12,674    0.25%     $ 13,307   -0.06%      $  10,789
 01/31/1999              $  12,781    1.19%     $ 13,465    0.24%      $  10,815
 02/28/1999              $  12,767   -0.44%     $ 13,406    0.12%      $  10,828
 03/31/1999              $  12,792    0.14%     $ 13,425    0.30%      $  10,861
 04/30/1999              $  12,786    0.25%     $ 13,458    0.73%      $  10,940
 05/31/1999              $  12,720   -0.58%     $ 13,380    0.00%      $  10,940
 06/30/1999              $  12,537   -1.44%     $ 13,187    0.00%      $  10,940

*Source: Standard and Poor's(R) Micropal.

             Past performance is not predictive of future results.


FRANKLIN CALIFORNIA INTERMEDIATE-
TERM TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes while seeking preservation of capital. The fund invests primarily in a portfolio of California municipal securities with an average weighted maturity (the time in which the debt must be repaid) between three and 10 years.(1)
--------------------------------------------------------------------------------

The California economy continued its strong performance during the reporting period, and unemployment in California dropped more quickly than the rest of the nation's. Interest rates declined during the first nine months of the reporting period with short- and intermediate-term rates declining faster than long-term rates. In April 1999 the fear of an overheated economy, inflation and Federal Reserve Board tightening caused interest rates to rise. In the municipal bond market, lack of institutional buying and the spread between municipal bond and taxable bond yields caused a greater rise in municipal intermediate-term than long-term rates. This brought yields of municipal bonds more in line with those of taxable bonds.

[Credit Quality Breakdown*]
Franklin California Intermediate-Term
Tax-Free Income Fund
Based on Total Long-Term Investments
6/30/99


[PIE CHART]


AAA - 29.6%
 AA - 4.6%
  A - 20.8%
BBB - 44.9%
Below Investment
Grade - 0.1%

*Quality breakdown may include
internal ratings for bonds not rated by
a national rating agency.

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 37 of this report.


DIVIDEND DISTRIBUTIONS*
Franklin California Intermediate-Term
Tax-Free Income Fund - Class A
7/1/98 - 6/30/99


                    DIVIDEND
MONTH               PER SHARE
-----------------------------

July                4.4 cents

August              4.4 cents

September           4.3 cents

October             4.3 cents

November            4.3 cents

December            4.3 cents

January             4.3 cents

February            4.3 cents

March               4.2 cents

April               4.2 cents

May                 4.2 cents

June                4.2 cents
-----------------------------
Total              51.4 cents


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.

During the first six months of the year under review the fund purchased bonds with 5.0% to 5 1/8% coupons in the 18- to 19-year maturity range to maintain income. We sold bonds in the 5- to 6-year maturity range with 5% coupons, increasing the fund's average weighted maturity. During the second half of the reporting period the fund invested new money and money received from called bonds into the 9- to 12-year maturity range, and on June 30, 1999, the fund's average weighted maturity was 9.1 years. Two of these purchases were GALT Middle School JT Powers and Loma Linda Hospital Revenues.

Looking forward, more attractive yields available in the market means that the fund may be able to maintain income without having to lengthen the portfolio's average life. We cannot attempt to guess when interest rates will stop rising. However, intermediate-term bonds are becoming more attractive.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.



PERFORMANCE SUMMARY AS OF 6/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION


Class A                        Change         6/30/99   6/30/98
---------------------------------------------------------------

Net Asset Value                -$0.22         $11.02    $11.24

                               Distributions (7/1/98 - 6/30/99)
                               --------------------------------
Dividend Income                $0.514



PERFORMANCE

                                                                   INCEPTION
CLASS A                               1-YEAR        5-YEAR         (9/21/92)
----------------------------------------------------------------------------

Cumulative Total Return(1)             +2.63%       +37.67%          +51.77%

Average Annual Total Return(2)         +0.31%        +6.13%           +6.00%


Distribution Rate(3)                    4.47%


Taxable Equivalent
Distribution Rate(4)                    8.16%

30-Day Standardized Yield(5)            4.18%

Taxable Equivalent Yield(4)             7.63%



FRANKLIN CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE INCOME FUND


-------------------------------------------------------------------------------
CLASS A (FORMERLY CLASS I):

Subject to the maximum 2.25% initial sales charge. The fund's manager agreed in advance to waive a portion of the management fees, which reduces operating expenses and increases distribution rate, yield and return to shareholders. Without this waiver, the fund's distribution rate and total return would have been lower, and the yield for the period would have been 4.02%. The fee waiver may be discontinued at any time upon notice to the fund's Board of Directors.
-------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge.

3. Distribution rate is based on an annualization of the current 4.2 cent per share monthly dividend and the maximum offering price of $11.27 on June 30, 1999.

4. Taxable equivalent distribution rate and yield assume the 1999 maximum combined federal and California state personal income tax bracket of 45.2%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended June 30, 1999.


-------------------------------------------------------------------------------
Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------


Past performance is not predictive of future results.


FRANKLIN CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE INCOME FUND




AVERAGE ANNUAL TOTAL RETURN
6/30/99

CLASS A
------------------------------------

1-Year                        +0.31%

5-Year                        +6.13%

Since Inception (9/21/92)     +6.00%



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge, fund expenses, account fees and reinvested distributions. The unmanaged index differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index. Performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index
(CPI).

The following line graph compares the performance of Franklin California Intermediate-Term Tax-Free Income Fund - Class A to that of the Lehman Brothers Municipal 10-Year Bond Index, and to the Consumer Price Index based on a $10,000 investment from 9/21/92 to 6/30/99.

 09/21/1992                 $  9,775                 $10,000            $ 10,000
 09/30/1992                 $  9,785     0.25%       $10,025   0.08%    $ 10,008
 10/31/1992                 $  9,736    -1.02%       $ 9,923   0.35%    $ 10,043
 11/30/1992                 $  9,922     1.83%       $10,104   0.14%    $ 10,057
 12/31/1992                 $  9,990     1.16%       $10,221  -0.07%    $ 10,050
 01/31/1993                 $ 10,074     1.68%       $10,393   0.49%    $ 10,100
 02/28/1993                 $ 10,395     3.66%       $10,774   0.35%    $ 10,135
 03/31/1993                 $ 10,401    -1.46%       $10,616   0.35%    $ 10,171
 04/30/1993                 $ 10,436     0.95%       $10,717   0.28%    $ 10,199
 05/31/1993                 $ 10,482     0.35%       $10,755   0.14%    $ 10,213
 06/30/1993                 $ 10,588     1.97%       $10,966   0.14%    $ 10,228
 07/31/1993                 $ 10,614     0.25%       $10,994   0.00%    $ 10,228
 08/31/1993                 $ 10,759     2.07%       $11,221   0.28%    $ 10,256
 09/30/1993                 $ 10,986     1.23%       $11,359   0.21%    $ 10,278
 10/31/1993                 $ 11,031     0.16%       $11,378   0.41%    $ 10,320
 11/30/1993                 $ 10,912    -0.82%       $11,284   0.07%    $ 10,327
 12/31/1993                 $ 11,142     2.13%       $11,525   0.00%    $ 10,327
 01/31/1994                 $ 11,259     1.23%       $11,666   0.27%    $ 10,355
 02/28/1994                 $ 10,995    -2.74%       $11,347   0.34%    $ 10,390
 03/31/1994                 $ 10,645    -3.82%       $10,913   0.34%    $ 10,426
 04/30/1994                 $ 10,702     1.10%       $11,033   0.14%    $ 10,440
 05/31/1994                 $ 10,769     0.80%       $11,122   0.07%    $ 10,447
 06/30/1994                 $ 10,762    -0.43%       $11,074   0.34%    $ 10,483
 07/31/1994                 $ 10,925     1.68%       $11,260   0.27%    $ 10,511
 08/31/1994                 $ 10,972     0.39%       $11,304   0.40%    $ 10,553
 09/30/1994                 $ 10,869    -1.34%       $11,152   0.27%    $ 10,582
 10/31/1994                 $ 10,734    -1.46%       $10,990   0.07%    $ 10,589
 11/30/1994                 $ 10,578    -1.89%       $10,782   0.13%    $ 10,603
 12/31/1994                 $ 10,669     1.80%       $10,976   0.00%    $ 10,603
 01/31/1995                 $ 10,901     2.59%       $11,260   0.40%    $ 10,645
 02/28/1995                 $ 11,188     2.83%       $11,579   0.40%    $ 10,688
 03/31/1995                 $ 11,313     1.35%       $11,735   0.33%    $ 10,723
 04/30/1995                 $ 11,328     0.12%       $11,749   0.33%    $ 10,759
 05/31/1995                 $ 11,652     3.17%       $12,122   0.20%    $ 10,780
 06/30/1995                 $ 11,534    -0.62%       $12,047   0.20%    $ 10,802
 07/31/1995                 $ 11,683     1.47%       $12,224   0.00%    $ 10,802
 08/31/1995                 $ 11,867     1.36%       $12,390   0.26%    $ 10,830
 09/30/1995                 $ 11,961     0.64%       $12,469   0.20%    $ 10,851
 10/31/1995                 $ 12,146     1.15%       $12,613   0.33%    $ 10,887
 11/30/1995                 $ 12,320     1.34%       $12,782  -0.07%    $ 10,880
 12/31/1995                 $ 12,370     0.61%       $12,860  -0.07%    $ 10,872
 01/31/1996                 $ 12,477     1.01%       $12,989   0.59%    $ 10,936
 02/29/1996                 $ 12,447    -0.41%       $12,936   0.32%    $ 10,971
 03/31/1996                 $ 12,360    -1.24%       $12,776   0.52%    $ 11,028
 04/30/1996                 $ 12,330    -0.35%       $12,731   0.39%    $ 11,071
 05/31/1996                 $ 12,335    -0.28%       $12,695   0.19%    $ 11,092
 06/30/1996                 $ 12,456     0.95%       $12,816   0.06%    $ 11,099
 07/31/1996                 $ 12,554     0.96%       $12,939   0.19%    $ 11,120
 08/31/1996                 $ 12,558     0.00%       $12,939   0.19%    $ 11,141
 09/30/1996                 $ 12,681     1.03%       $13,072   0.32%    $ 11,177
 10/31/1996                 $ 12,816     1.26%       $13,237   0.32%    $ 11,213
 11/30/1996                 $ 13,034     2.02%       $13,504   0.19%    $ 11,234
 12/31/1996                 $ 12,992    -0.45%       $13,444   0.00%    $ 11,234
 01/31/1997                 $ 13,032     0.39%       $13,496   0.32%    $ 11,270
 02/28/1997                 $ 13,121     0.94%       $13,623   0.31%    $ 11,305
 03/31/1997                 $ 13,005    -1.34%       $13,440   0.25%    $ 11,333
 04/30/1997                 $ 13,107     0.74%       $13,540   0.12%    $ 11,347
 05/31/1997                 $ 13,282     1.42%       $13,732  -0.06%    $ 11,340
 06/30/1997                 $ 13,396     1.10%       $13,883   0.12%    $ 11,353
 07/31/1997                 $ 13,720     2.81%       $14,273   0.12%    $ 11,367
 08/31/1997                 $ 13,639    -0.97%       $14,135   0.19%    $ 11,389
 09/30/1997                 $ 13,767     1.27%       $14,314   0.25%    $ 11,417
 10/31/1997                 $ 13,847     0.53%       $14,390   0.25%    $ 11,446
 11/30/1997                 $ 13,914     0.46%       $14,456  -0.06%    $ 11,439
 12/31/1997                 $ 14,069     1.58%       $14,685  -0.12%    $ 11,425
 01/31/1998                 $ 14,212     1.11%       $14,848   0.19%    $ 11,447
 02/28/1998                 $ 14,230    -0.01%       $14,846   0.19%    $ 11,468
 03/31/1998                 $ 14,235    -0.07%       $14,836   0.19%    $ 11,490
 04/30/1998                 $ 14,201    -0.55%       $14,754   0.18%    $ 11,511
 05/31/1998                 $ 14,398     1.70%       $15,005   0.18%    $ 11,532
 06/30/1998                 $ 14,441     0.37%       $15,061   0.12%    $ 11,546
 07/31/1998                 $ 14,498     0.16%       $15,085   0.12%    $ 11,559
 08/31/1998                 $ 14,697     1.74%       $15,347   0.12%    $ 11,573
 09/30/1998                 $ 14,895     1.49%       $15,576   0.12%    $ 11,587
 10/31/1998                 $ 14,912     0.04%       $15,582   0.24%    $ 11,615
 11/30/1998                 $ 14,955     0.30%       $15,629   0.00%    $ 11,615
 12/31/1998                 $ 14,985     0.31%       $15,677  -0.06%    $ 11,608
 01/31/1999                 $ 15,147     1.53%       $15,917   0.24%    $ 11,636
 02/28/1999                 $ 15,098    -0.90%       $15,774   0.12%    $ 11,650
 03/31/1999                 $ 15,127    -0.05%       $15,766   0.30%    $ 11,685
 04/30/1999                 $ 15,143     0.27%       $15,809   0.73%    $ 11,770
 05/31/1999                 $ 15,039    -0.70%       $15,698   0.00%    $ 11,770
 06/30/1999                 $ 14,836    -1.86%       $15,406   0.00%    $ 11,770


*Source: Standard and Poor's Micropal.

             Past performance is not predictive of future results.


FRANKLIN CALIFORNIA
TAX-EXEMPT MONEY FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin California Tax-Exempt Money Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes while seeking preservation of capital and liquidity by investing primarily in a portfolio of short-term municipal debt securities issued in California. The fund is managed to maintain a $1.00 share price.(1)
--------------------------------------------------------------------------------
The fund maintained a neutral position during the period under review. The domestic economy's recent strength combined with tentative signs of an international recovery and the potential for higher inflation going forward have put the Federal Reserve Board (the Fed) on alert for a possible tightening. Indeed, the Fed raised the federal funds target rate by 0.25%, to 5.00%, at its late-June meeting. The average maturity of securities held by Franklin California Tax-Exempt Money Fund was 50 days on June 30, 1999, the same as one year ago.

Tax-exempt money market funds increased assets throughout the year under review, mainly due to increased investor wealth and international market volatility. Total net assets in Franklin


1. There is no assurance that the fund's $1.00 per share price will be maintained. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 46 of this report.


California Tax-Exempt Money Fund increased 8%, to $706.9 million, on June 30, 1999, from $659.7 million on June 30, 1998. However, the domestic economy's strength left state and local municipalities with cash surpluses and less need for short-term financing. Also, variable-rate issuance declined since issuers took advantage of the low interest-rate environment and issued long-term fixed-rate bonds instead. This supply and demand imbalance put downward pressure on short-term rates. For example, on June 30, 1998, one-year California notes were trading around 3.70%, while on June 30, 1999, they were at approximately 3.35%.

The investment strategy driving Franklin California Tax-Exempt Money Fund's portfolio managers continues to emphasize high quality and liquidity. We manage the fund more conservatively than SEC guidelines require, to ensure the safety and stability of the fund's principal. For example, SEC guidelines allow tax-exempt money funds to purchase both first- and second-tier securities. Franklin Templeton purchases only first-tier securities for inclusion in its tax-exempt money market portfolios. Although also allowed by the SEC for money market funds, we do not buy any derivative securities in our tax-exempt money funds -- we purchase only plain vanilla, short-term securities. We eliminated our exposure to Japanese bank guarantees several years ago because of the problems these banks were having, and we continue to follow our philosophy of purchasing securities only from what we believe are the most creditworthy institutions.

During the reporting period the fund participated in several attractive deals including California School Cash Reserve Program Pooled Notes, Los Angeles County Tax and Revenue Anticipation Notes (TRAN), Redwood City Certificates of Participation (COP) City Hall Project Weekly VRDN and Put, and Irvine 1915 Act Assessment District Daily VRDN and Put.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


PERFORMANCE SUMMARY
6/30/99

-----------------------------------------
Seven-day effective yield(1)        3.05%

Seven-day annualized yield          3.01%

Taxable equivalent yield(2)         5.49%

1. The seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 1999 maximum combined federal and California state personal income tax bracket of 45.2%, based on the federal income tax rate of 39.6%.

Annualized and effective yields are for the seven days ended June 30, 1999. Yields reflect fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often brings the opposite.

Past performance is not predictive of future results.


MUNICIPAL BOND RATINGS


Moody's

Aaa: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

Ca: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P(R)

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.



FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

                                                                                     CLASS A
                                                 ---------------------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                 ---------------------------------------------------------------------------------
                                                     1999+             1998             1997             1996             1995
                                                 -------------    -------------    -------------    -------------    -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............  $       12.47    $       12.22    $       12.01    $       11.95    $       11.74
                                                 -------------    -------------    -------------    -------------    -------------
Income from investment operations:
 Net investment income ........................            .61              .64              .66              .67              .68
 Net realized and unrealized gains (losses) ...           (.26)             .37              .21              .06              .20
                                                 -------------    -------------    -------------    -------------    -------------
Total from investment operations ..............            .35             1.01              .87              .73              .88
                                                 -------------    -------------    -------------    -------------    -------------
Less distributions from:
 Net investment income ........................           (.62)            (.64)            (.66)            (.67)            (.67)
 In excess of net investment income ...........           (.01)            --               --               --               --
 Net realized gains ...........................           (.07)            (.12)            --               --               --
                                                 -------------    -------------    -------------    -------------    -------------
Total distributions ...........................           (.70)            (.76)            (.66)            (.67)            (.67)
                                                 -------------    -------------    -------------    -------------    -------------
Net asset value, end of year ..................  $       12.12    $       12.47    $       12.22    $       12.01    $       11.95
                                                 =============    =============    =============    =============    =============

Total return* .................................           2.76%            8.38%            7.41%            6.18%            7.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............  $   1,775,212    $   1,717,489    $   1,635,543    $   1,588,631    $   1,468,080
Ratios to average net assets:
 Expenses .....................................            .60%             .60%             .60%             .60%             .59%
 Net investment income ........................           4.91%            5.11%            5.41%            5.50%            5.77%
Portfolio turnover rate .......................          15.53%           21.66%           20.40%           14.22%           11.85%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
+Based on average shares outstanding.



FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONT.)

                                                                                          Class C
                                                       --------------------------------------------------------------------------
                                                                                     Year Ended June 30,
                                                       --------------------------------------------------------------------------
                                                          1999+           1998            1997            1996           1995++
                                                       ----------      ----------      ----------      ----------      ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................    $    12.55      $    12.29      $    12.07      $    11.99      $    11.88
                                                       ----------      ----------      ----------      ----------      ----------
Income from investment operations:
 Net investment income ............................           .55             .58             .59             .60             .11
 Net realized and unrealized gains (losses) .......          (.27)            .37             .22             .08             .10
                                                       ----------      ----------      ----------      ----------      ----------
Total from investment operations ..................           .28             .95             .81             .68             .21
                                                       ----------      ----------      ----------      ----------      ----------
Less distributions from:
 Net investment income ............................          (.55)           (.57)           (.59)           (.60)           (.10)
 In excess on net investment income ...............          (.01)           --              --              --              --
 Net realized gains ...............................          (.07)           (.12)           --              --              --
                                                       ----------      ----------      ----------      ----------      ----------
Total distributions ...............................          (.63)           (.69)           (.59)           (.60)           (.10)
                                                       ----------      ----------      ----------      ----------      ----------
Net asset value, end of year ......................    $    12.20      $    12.55      $    12.29      $    12.07      $    11.99
                                                       ==========      ==========      ==========      ==========      ==========

Total return* .....................................          2.16%           7.80%           6.86%           5.70%           1.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................    $   80,336      $   55,371      $   34,899      $   18,458      $      507
Ratios to average net assets:
 Expenses .........................................          1.16%           1.16%           1.16%           1.17%           1.17%**
 Net investment income ............................          4.35%           4.55%           4.81%           4.96%           5.03%**
Portfolio turnover rate ...........................         15.53%          21.66%          20.40%          14.22%          11.85%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. **Annualized
+Based on average shares outstanding.
++For the period May 1, 1995 (effective date) to June 30, 1995.

                       See notes to financial statements.



FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                                           PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.8%
BONDS 97.1%
 ABAG Revenue, Tax Allocation, RDA Pool, Series A2, FSA Insured, 6.60%, 12/15/24 ...................     $10,775,000     $11,854,763
 Alameda Corridor Transportation Authority Revenue, senior lien, Series A,
    MBIA Insured, 5.00%, 10/01/29 ..................................................................       5,000,000       4,689,050
 Alameda County COP, Municipal Custodial Receipts, Series 1, BIG Insured,
    Pre-Refunded, 7.25%, 12/01/07 ..................................................................       2,000,000       2,138,380
 Alameda County Water District Revenue COP, Water Systems Project, FGIC Insured,
    Pre-Refunded, 6.00%, 6/01/20 ...................................................................       1,000,000       1,090,620
 Alhambra COP, Police Facilities AD No. 91-1, AMBAC Insured, 6.75%, 9/01/23 ........................      10,730,000      11,425,733
 Anaheim PFA Revenue, Local Agency, CFD, Refunding, Series A, MBIA Insured, 5.75%, 9/01/14 .........       3,790,000       3,979,803
 Arcadia GO, USD, Series B, FGIC Insured, 5.875%, 7/01/20 ..........................................       1,985,000       2,096,855
 Arcata Joint Powers Financing Authority,
    Tax Allocation Revenue, Community Development Project Loan, Series A,
    AMBAC Insured, 6.00%, 8/01/23 ..................................................................       5,690,000       6,056,777
    Wastewater Revenue, FSA Insured, 5.80%, 12/01/22 ...............................................       1,080,000       1,128,848
 Barstow RDA, Tax Allocation, Central Redevelopment Project, Series A,
    MBIA Insured, 6.25%, 9/01/22 ...................................................................       2,000,000       2,159,320
 Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 ...............................       1,500,000       1,564,425
Benicia COP, Water System Project, Refunding, AMBAC Insured, 6.125%,
 11/01/17 ..........................................................................................       2,995,000       3,154,843
Benicia USD, Series A, AMBAC Insured, Pre-Refunded, 6.85%, 8/01/16 .................................       5,900,000       6,351,527
Blythe Financing Authority Lease Revenue, City Hall and County Courthouse
    Project, MBIA Insured, 5.50%, 9/01/27 ..........................................................       3,500,000       3,521,385
Brea PFA Revenue, Tax Allocation, Redevelopment Project, Series A, MBIA Insured,
    7.00%, 8/01/15 .................................................................................       1,520,000       1,629,151
    6.75%, 8/01/22 .................................................................................       1,550,000       1,648,611
    7.00%, 8/01/23 .................................................................................      12,085,000      12,920,436
 Buellton USD, Series A, MBIA Insured, 6.375%, 7/01/17 .............................................       2,155,000       2,295,097
 Burbank PCR, Wastewater Treatment, Series A, FGIC Insured, 5.50%, 6/01/25 .........................       3,000,000       3,024,690
Burbank RDA, Tax Allocation, City Center Redevelopment Project, Refunding,
    Series A, FSA Insured, 5.50%, 12/01/23 .........................................................       2,000,000       2,021,360
 Burbank Waste Disposal Revenue, Series B, AMBAC Insured, 6.00%, 5/01/22 ...........................         665,000         685,821
Calabasas COP, Public Facilities Project,
    5.20%, 12/01/20 ................................................................................       1,335,000       1,276,821
    5.25%, 12/01/28 ................................................................................       2,385,000       2,245,573
 Calaveras County Water District Revenue COP, Water and Sewer System Improvement
    Project, Refunding, AMBAC Insured, 6.00%, 5/01/16 ..............................................       3,950,000       4,212,557
 Calexico CRDA Revenue, Tax Allocation, Merged Central Business and Residential,
    Refunding, FSA Insured, 5.85%, 8/01/15 .........................................................       1,795,000       1,886,401
 Calexico USD, CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.60%, 9/01/17 ....................       2,930,000       2,998,123
 California Educational Facilities Authority Revenue,
    Loyola Marymount University, MBIA Insured, 5.75%, 10/01/24 .....................................       2,000,000       2,060,520
    Pooled Facilities Program, MBIA Insured, 7.625%, 11/01/12 ......................................         335,000         339,194
    Pooled Facilities Program, MBIA Insured, 7.00%, 3/01/16 ........................................       1,000,000       1,036,840
    Santa Clara University, MBIA Insured, Pre-Refunded, 5.75%, 9/01/21 .............................       2,575,000       2,807,291
    Santa Clara University, Refunding, MBIA Insured, 5.75%, 9/01/21 ................................         775,000         804,528
    Stanford University, Refunding, Series M, 5.25%, 12/01/26 ......................................       3,450,000       3,385,899
    Stanford University, Refunding, Series O, 5.125%, 1/01/31 ......................................      19,500,000      18,720,780
    Stanford University, Series N, 5.20%, 12/01/27 .................................................       6,780,000       6,593,414
    Stanford University, Series P, 5.00%, 12/01/23 .................................................      15,500,000      14,784,985
 California Health Facilities Financing Authority Revenue,
    Adventist Health Systems West, Series A, MBIA Insured, 7.00%, 3/01/13 ..........................       3,000,000       3,180,630
    Adventist Health Systems West, Series B, MBIA Insured, 6.75%, 3/01/14 ..........................       5,065,000       5,345,804
    Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ....................       5,000,000       5,302,650



FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                           PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
 California Health Facilities Financing Authority Revenue, (cont)
   Catholic Healthcare West, Series A, 5.00%, 7/01/28 ..............................................      $25,000,000 $   21,341,500
   The Help Group, CHFCLP Insured, 5.40%, 8/01/22 ..................................................       5,000,000       4,896,500
   Kaiser Permanente, Series A, 5.40%, 5/01/28 .....................................................      15,400,000      14,602,742
   Kaiser Permanente, Series B, 5.00%, 10/01/18 ....................................................       5,000,000       4,621,300
   Kaiser Permanente, Series B, 5.00%, 10/01/20 ....................................................       5,500,000       5,035,140
   Marin General Hospital, Series A, FSA Insured, 7.00%, 8/01/15 ...................................       4,000,000       4,187,120
   Northern California Presbyterian, 5.40%, 7/01/28 ................................................       5,000,000       4,740,950
   San Diego Hospital Association, Refunding, Series A, MBIA Insured, 6.20%, 8/01/20 ...............       4,850,000       5,138,187
   San Diego Hospital Association, Series A, MBIA Insured, 6.20%, 8/01/12 ..........................       2,425,000       2,579,861
   San Fernando Health Facility, Series A, CHFCLP Insured, 5.25%, 6/01/23 ..........................       2,760,000       2,658,046
   Scripps Memorial Hospital, Series A, MBIA Insured, 6.40%, 10/01/12 ..............................       3,500,000       3,762,885
   Sharp Temecula Hospital, MBIA Insured, Pre-Refunded, 7.05%, 8/01/21 .............................       3,000,000       3,241,410
   Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ............................................       5,500,000       5,112,360
   Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/19 ...........................................       1,700,000       1,619,114
California HFA, SFM Purchase, Class I, Series B-3, FHA Insured, 5.30%, 8/01/18 .....................       3,000,000       2,912,310
California HFAR,
   Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 ...........................................       5,250,000       5,400,465
   Home Mortgage, Series J, MBIA Insured, 5.45%, 8/01/16 ...........................................       5,000,000       4,961,400
   Series A, MBIA Insured, 7.15%, 8/01/11 ..........................................................       1,315,000       1,379,277
   Series A, MBIA Insured, 7.20%, 2/01/26 ..........................................................       3,450,000       3,606,768
   Series B, MBIA Insured, 6.80%, 8/01/11 ..........................................................       1,815,000       1,909,217
   Series B, MBIA Insured, 8.625%, 8/01/15 .........................................................         220,000         224,178
   Series K, AMBAC Insured, 6.25%, 8/01/27 .........................................................       5,895,000       6,082,874
California Public Capital Improvement Financing Authority Revenue,
   Pooled Projects, Series B, BIG Insured, 8.10%, 3/01/18 ..........................................       8,875,000       9,015,580
California Public School District Financing Authority Lease Revenue,
   Southern Kern USD, Refunding, Series B, FSA Insured, 5.90%, 9/01/26 .............................         235,000         246,492
   Series B, FSA Insured, Pre-Refunded, 5.90%, 9/01/26 .............................................       1,615,000       1,775,353
California State Department of Water Resources Central Valley Project Water
   System Revenue, Refunding,
   Series L, MBIA Insured, 5.50%, 12/01/23 .........................................................       5,000,000       5,042,400
   Series Q, MBIA Insured, 5.375%, 12/01/27 ........................................................      18,500,000      18,379,010
California State GO,
   5.125%, 10/01/27 ................................................................................       3,000,000       2,893,530
   AMBAC Insured, 6.30%, 9/01/06 ...................................................................       9,000,000       9,986,580
   FGIC Insured, 6.00%, 5/01/20 ....................................................................         510,000         540,330
   FGIC Insured, Pre-Refunded, 6.00%, 5/01/20 ......................................................       2,990,000       3,257,635
   MBIA Insured, 6.00%, 8/01/16 ....................................................................         210,000         223,438
   MBIA Insured, 6.00%, 10/01/21 ...................................................................          65,000          68,381
California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 .......................       8,290,000       8,630,636
California State Local Government Finance Authority Revenue, Marin Valley
   Mobile Country Club Park Acquisition, Senior Series A, FSA Insured, 5.80%, 10/01/20 .............       4,275,000       4,472,762
California State University,
   Fresno, Auxiliary Residence Student Project Revenue, MBIA Insured,
   6.25%, 2/01/17 ..................................................................................       1,500,000       1,605,270
   Housing System Revenue, Series AX, FGIC Insured, 5.20%, 11/01/30 ................................       3,590,000       3,471,279


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                           PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
 California State University and Colleges Student Union Revenue,
    Bakersfield, Series A, MBIA Insured, 6.30%, 11/01/22 ...........................................     $ 1,310,000     $ 1,394,823
    San Bernardino, Series B, MBIA Insured, 6.30%, 2/01/22 .........................................       2,375,000       2,536,263
 California Statewide CDA, COP,
    Childrens Hospital Los Angeles, 5.25%, 8/15/29 .................................................      15,000,000      14,302,200
    Kaiser Permanente, 5.30%, 12/01/15 .............................................................      10,000,000       9,743,000
    MBIA Insured, 5.00%, 4/01/18 ...................................................................       6,000,000       5,739,300
 California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System,
    MBIA Insured,
    5.125%, 8/15/22 ................................................................................       5,000,000       4,800,300
    5.25%, 8/15/27 .................................................................................       7,000,000       6,779,780
 Cambria Community Services District Revenue,
    COP, Wastewater Treatment System Upgrade, MBIA Insured, 6.90%, 11/01/24 ........................       1,000,000       1,117,520
    Water and Wastewater, Refunding, Series A, MBIA Insured, 6.00%, 5/01/15 ........................       1,330,000       1,413,325
 Campbell COP, Civic Center Project, Refunding, MBIA Insured, 5.25%, 10/01/28 ......................       1,000,000         975,120
 Campbell USD, Series C, FGIC Insured,
    5.65%, 8/01/17 .................................................................................       1,000,000       1,027,000
    5.75%, 6/01/22 .................................................................................       1,000,000       1,032,360
 Carpinteria Sanitary District Capital Facilities Revenue, FGIC Insured, 6.25%, 7/01/14 ............       2,485,000       2,655,645
 Central Coast Water Authority Revenue, State Water Project Regional Facilities,
    AMBAC Insured, Pre-Refunded,
    6.50%, 10/01/14 ................................................................................       2,500,000       2,726,150
    6.60%, 10/01/22 ................................................................................       4,650,000       5,084,589
 Central School District GO, San Bernardino County, AMBAC Insured, 5.60%, 5/01/16 ..................       3,035,000       3,101,163
 Cerritos PFA Revenue, Los Coyotes Redevelopment Project Loan, Series A,
    AMBAC Insured, 5.75%, 11/01/22 .................................................................       5,000,000       5,192,400
 Chico PFA Revenue, Southeast Chico Redevelopment Project, Series A, FGIC Insured,
    6.625%, 4/01/21 ................................................................................         815,000         843,590
 Chino Basin Regional Financing Authority Revenue, Municipal Water District,
    Sewer System Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 .................................       2,000,000       2,137,300
 Chino COP, RDA, Water System Improvement Project, Refunding,
    AMBAC Insured, 6.20%, 9/01/18 ..................................................................       3,590,000       3,847,152
 Chino RDA, Tax Allocation, Central City Redevelopment Project, Series A,
     Refunding, AMBAC Insured, 5.00%, 9/01/18 ......................................................       3,350,000       3,221,963
Chula Vista Elementary School District COP, MBIA Insured, 6.60%, 8/01/16 ...........................       2,940,000       3,032,669
Chula Vista PFA, Local Agency Revenue, Series 1995-A, FSA Insured,
 6.125%, 9/02/14 ..................................................................................        3,875,000       4,208,444
Clovis PFA, Refuse Disposal Revenue,  Landfill Improvement Project,
    AMBAC Insured, 5.00%, 9/01/18 ................................................................. .      1,000,000         961,780
 Coachella Valley Recreation and Park District, 1915 Act,
    Reassessment District No. 94-1, Refunding, MBIA Insured, 6.20%, 9/02/16 ........................       1,500,000       1,617,570
 Colton GO, Joint USD, CFD, Special Tax, Southridge Village, Phase III, Refunding,
    FSA Insured, 5.90%, 9/01/14 ....................................................................         325,000         325,767
 Colton PFA Revenue, Escrow Term, Tax Allocation, Series A, MBIA Insured, 5.30%, 8/01/27 ...........       4,175,000       4,102,981
 Contra Costa Mosquito Abatement District COP, Public Improvements Project, Refunding,
    FSA Insured, 6.25%, 2/01/06 ....................................................................       1,695,000       1,747,681
 Contra Costa Water District Revenue, Series G, MBIA Insured, 5.50%, 10/01/19 ......................       3,000,000       3,028,230
 Culver City USD,
    GO, MBIA Insured, 5.20%, 8/01/38 ...............................................................       4,285,000       4,132,411
    MBIA Insured, 5.125%, 8/01/37 ..................................................................         650,000         619,216
 Cupertino USD, Series B, FGIC Insured, 5.60%, 8/01/21 .............................................      16,250,000      16,524,788
 Davis Joint USD, CFD, Special Tax No. 1, Refunding, MBIA Insured, 5.50%, 8/15/21 ..................       7,000,000       7,058,730
 Del Norte County COPS, Capital Improvement Program, MBIA Insured, 5.40%,
    (b)6/01/19 ......................................................................................      2,150,000       2,161,137
    (b)6/01/29 ......................................................................................      3,500,000       3,489,500



FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                           PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Delano USD,
    COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ..........................................    $ 1,620,000    $ 1,576,762
    Series A, FSA Insured, Pre-Refunded, 6.10%, 5/01/17 ..............................................      1,105,000      1,174,935
Dinuba RDA, Tax Allocation, Redevelopment Project No. 2, Refunding, Series A,
    MBIA Insured, 5.40%, 9/01/27 .....................................................................      3,190,000      3,135,387
Dublin-San Ramon Services District COP, AMBAC Insured, Pre-Refunded, 7.00%, 12/01/20 .................      4,155,000      4,428,399
East Bay MUD,
    Wastewater Treatment System Revenue, AMBAC Insured, Pre-Refunded, 7.20%, 6/01/20 .................      2,000,000      2,107,560
    Water System Revenue, MBIA Insured, Pre-Refunded, 7.50%, 6/01/18 .................................      5,000,000      5,282,150
    Water System Revenue, Subordinate Lien, Refunding, FGIC Insured, 6.00%, 6/01/20 ..................      6,900,000      7,259,076
East Side UHSD, Santa Clara County, Series D, FGIC Insured, 5.75%, 9/01/17 ..........................      1,200,000      1,253,532
Eastern Municipal Water and Sewer District Revenue COP, Refunding, Series A, FGIC Insured,
    6.30%, 7/01/20 ...................................................................................      1,400,000      1,459,906
El Cerrito RDA, Tax Allocation, Redevelopment Project, Series A, FSA Insured, Pre-Refunded,
    6.80%, 7/01/19 ...................................................................................      5,960,000      6,276,118
El Dorado County Public Agency Financing Authority Revenue, FGIC Insured, 5.50%,
    2/15/16 ..........................................................................................      2,250,000      2,286,855
    2/15/21 ..........................................................................................      3,500,000      3,530,835
Emeryville PFA Revenue, Shellmound Park Redevelopment and Housing Project,
    Series B, MBIA Insured, 5.00%, 9/01/19 ...........................................................      5,500,000      5,270,485
Fairfield PFA Revenue, Municipal Park, ID No. 1, FGIC Insured, Pre-Refunded, 6.30%, 7/01/23 ..........      4,750,000      5,129,193
Farmersville USD, Series A, AMBAC Insured, 5.70%, 7/01/18 ............................................      1,265,000      1,315,613
Fillmore USD, Series A, FGIC Insured, 5.60%, 7/01/22 .................................................      5,645,000      5,739,949
Folsom PFA Revenue, Refunding, AMBAC Insured, 6.00%,
    10/01/08 .........................................................................................      2,000,000      2,120,140
    10/01/12 .........................................................................................      1,000,000      1,060,070
    10/01/19 .........................................................................................      3,400,000      3,590,536
Folsom Special Tax, CFD No. 4, Refunding, MBIA Insured, 5.00%, 8/01/18 ...............................      1,740,000      1,673,723
Fontana RDA, Tax Allocation, Southwest Industrial Park Project, FGIC Insured,
    Pre-Refunded, 6.125%, 9/01/25 ....................................................................      5,850,000      6,373,107
Fresno COP, City Hall Refinancing Project, AMBAC Insured, 6.25%, 8/01/19 .............................      1,000,000      1,037,210
Fresno USD, GO, Series B, FSA Insured,
    5.875%, 8/01/20 ..................................................................................      1,405,000      1,485,099
    ETM, 5.875%, 8/01/20 .............................................................................      2,595,000      2,745,484
Fruitvale School District, Series B, MBIA Insured, 6.00%, 8/01/20 ....................................      1,780,000      1,873,076
Glendale Hospital Revenue, Adventist Health, Refunding, Series A, MBIA Insured,
    6.75%, 3/01/13 ...................................................................................      1,000,000      1,055,440
Glendale RDA, Tax Allocation, Central Glendale Redevelopment Project, Refunding,
    AMBAC Insured, 6.00%, 12/01/20 ...................................................................      9,775,000     10,389,652
Glendale USD, GO,
    Series A, FGIC Insured, 5.375%, 9/01/22 ..........................................................      2,400,000      2,398,248
    Series B, FSA Insured, 5.125%, 9/01/23 ...........................................................      2,600,000      2,503,956
Gustine USD, COP, FSA Insured, 5.00%, 2/01/29 ........................................................      3,210,000      2,989,987
Hawthorne CDA, Tax Allocation, Project Area No 2, Refunding, MBIA Insured, 5.00%, 9/01/18 ............      2,265,000      2,178,432
Hemet USD, COP, Nutrition Center Project, FSA Insured, 5.875%, 4/01/27 ...............................      1,250,000      1,302,075
Hercules COP, Capital Improvement Projects, Refunding, AMBAC Insured, 6.00%, 6/01/15 .................      1,000,000      1,064,530
Hesperia Water District COP, Water Facilities Improvement Projects, FGIC Insured,
 Pre-Refunded, 7.15%, 6/01/26 ........................................................................      3,425,000      3,684,923
Imperial Irrigation District COP,
    California Water Systems Project, AMBAC Insured, 5.75%, 7/01/16 ..................................      5,050,000      5,273,362
    Electric System Project, MBIA Insured, Pre-Refunded, 6.00%, 11/01/15 .............................     13,375,000     14,658,331
Indian Wells RDAR, Tax Allocation, Consolidated Whitewater, Refunding, MBIA Insured,
    5.375%, 12/01/22 .................................................................................      1,300,000      1,290,523


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                           PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
 Kern County High School District, FSA Insured, ETM, 6.625%,
    8/01/14 ............................................................................................   $ 1,535,000   $ 1,770,239
    8/01/15 ............................................................................................     1,400,000     1,622,110
 La Mirada RDA, Industrial Commercial Redevelopment Project, Series A, MBIA Insured,
    6.60%, 8/15/21 .....................................................................................     3,080,000     3,210,346
 La Quinta RDA, Tax Allocation, Housing Redevelopment Project Areas No. 1 and 2,
    MBIA Insured, 6.00%, 9/01/25 .......................................................................     6,650,000     7,104,062
 Lake Arrowhead Community Services District COP,
    FGIC Insured, 6.50%, 6/01/15 .......................................................................     8,785,000     9,419,541
    FGIC Insured, Pre-refunded, 6.50%, 6/01/15 .........................................................     5,215,000     5,651,183
    Refunding, FGIC Insured, 6.125%, 6/01/05 ...........................................................     7,600,000     8,117,332
 Lake Elsinore PFA Revenue, Tax Allocation, Lake Elsinore Redevelopment Projects,
    Series A, FGIC Insured, 6.25%, 2/01/19 .............................................................     1,255,000     1,291,709
    Series C, FGIC Insured, 6.625%, 2/01/17 ............................................................    12,840,000    13,252,549
 Lakewood PFA, Water Revenue, FGIC Insured, 5.70%, 4/01/16 .............................................     2,485,000     2,561,488
 Lakewood RDA, Tax Allocation, Redevelopment Project No.1, Refunding, Series A,
    FSA Insured, 6.50%, 9/01/17 ........................................................................     3,000,000     3,226,440
 Lancaster RDA, Tax Allocation, Lancaster Redevelopment Project No.5, Refunding,
    MBIA Insured, 6.85%, 2/01/19 .......................................................................    11,245,000    11,860,889
 Lemoore RDA, Tax Allocation, Redevelopment Project, Refunding, AMBAC Insured,
    5.20%, 8/01/16 .....................................................................................     1,910,000     1,886,526
 Lincoln USD, CFD No. 1, AMBAC Insured, Pre-Refunded, 6.90%, 9/01/21 ...................................     2,425,000     2,618,297
 Lodi COP,
    1996 Public Improvement Financing Project, MBIA Insured, 5.90%, 10/01/16 ...........................     3,605,000     3,812,288
    Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 .............................     8,800,000     9,822,208
 Loma Linda Hospital Revenue, Loma Linda University Medical Center, Refunding,
    (b) Series A, AMBAC Insured, 5.05%, 12/01/12 .......................................................     8,470,000     8,150,258
    (b) Series A, AMBAC Insured, 5.20%, 12/01/14 .......................................................     5,680,000     5,430,307
    Series B, AMBAC Insured, 7.00%, 12/01/15 ...........................................................     1,910,000     1,977,194
 Long Beach Harbor Revenue,
    5.125%, 5/15/18 ....................................................................................     3,625,000     3,482,864
    MBIA Insured, 5.375%, 5/15/20 ......................................................................    10,000,000     9,784,600
    MBIA Insured, 5.25%, 5/15/25 .......................................................................    15,000,000    14,365,050
 Los Angeles COP, San Pedro Peninsula Hospital Project, Refunding, AMBAC Insured, 6.25%, 5/01/15 .......     5,825,000     6,111,299
 Los Angeles County Capital Assets Leasing Corp. Leasehold Revenue, Refunding, AMBAC Insured,
    6.00%, 12/01/16 ....................................................................................     3,000,000     3,176,280
 Los Angeles County Transportation Commission Sales Tax Revenue, Series B, FGIC Insured,
    6.50%, 7/01/15 .....................................................................................     5,025,000     5,313,737
    Series B, FGIC Insured, 6.50%, 7/01/13 .............................................................     2,740,000     2,900,674
 Los Angeles Department of Water and Power Electric Plant Revenue,
    FGIC Insured, 6.125%, 1/15/33 ......................................................................    17,215,000    18,226,209
    MBIA Insured, 6.00%, 8/15/32 .......................................................................     2,000,000     2,101,760
    Refunding, FGIC Insured, 6.00%, 2/01/28 ............................................................     3,500,000     3,669,155
 Los Angeles Department of Water and Power Waterworks Revenue, Second Issue,
    FGIC Insured, 6.40%, 11/01/31 ......................................................................     6,875,000     7,328,750
 Los Angeles Harbor Department Revenue, Series B,
    AMBAC Insured, 6.60%, 8/01/14 ......................................................................     3,790,000     4,081,754
    AMBAC Insured, 6.60%, 8/01/15 ......................................................................     2,000,000     2,153,380
    MBIA Insured, 6.20%, 8/01/25 .......................................................................     2,500,000     2,669,700
 Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 .......................     2,000,000     2,144,660



FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)



                                                                                                PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  AMOUNT            VALUE
------------------------------------------------                                               -----------       -----------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

 Los Angeles Wastewater System Revenue,
    Refunding, Series A, FGIC Insured, 6.00%, 12/01/18 .................................       $12,100,000       $12,705,968
    Series B, AMBAC Insured, 6.00%, 6/01/22 ............................................         3,250,000         3,417,310
 Lucia Mar GO, USD, Series A, FGIC Insured, 5.40%, 8/01/22 .............................         5,290,000         5,269,052
 Lynwood PFA Revenue, Series A, AMBAC Insured, 5.75%, 9/01/18 ..........................         4,000,000         4,163,360
 Manteca Financing Authority Tax Allocation Revenue, MBIA Insured,
    5.10%, 10/01/26 ....................................................................         1,000,000           947,830
 Menlo Park CDA, Tax Allocation, Las Pulgas Community Development Project, Refunding,
    AMBAC Insured, 5.375%, 6/01/22 .....................................................        11,675,000        11,590,707
 Mesa Construction Water District COP, Water Project, FGIC Insured, Pre-Refunded,
    6.40%, 3/15/18 .....................................................................         5,600,000         6,029,576
 Metropolitan Water District Revenue, Southern California Waterworks, Series A,
    5.00%, 7/01/26 .....................................................................        43,540,000        40,962,432
    MBIA Insured, 5.50%, 7/01/25 .......................................................         8,750,000         8,822,975
    MBIA Insured, 5.00%, 7/01/30 .......................................................        31,375,000        29,407,160
 Modesto Health Facilities Revenue, Memorial Hospital Association,
    Refunding, Series A, MBIA Insured, 6.00%, 6/01/18 ..................................         5,565,000         5,898,455
    Series 1991, MBIA Insured, Pre-Refunded, 6.875%, 6/01/21 ...........................         1,500,000         1,609,740
 Modesto Irrigation District COP, Refunding and Capital Improvement Projects, Series A,
    MBIA Insured, Pre-Refunded, 6.00%, 10/01/21 ........................................         3,000,000         3,133,440
 Modesto Irrigation District Financing Authority Revenue, Domestic Water Project,
    Series C, AMBAC Insured, Pre-Refunded, 5.75%, 9/01/22 ..............................         2,500,000         2,718,300
 Modesto Wastewater Treatment Facility Revenue, MBIA Insured, 5.75%, 11/01/22 ..........        14,375,000        14,964,088
 Montclair RDA, Tax Allocation, Redevelopment Project, Area No. 3, Refunding, AMBAC
 Insured,
    5.40%, 12/01/17 ....................................................................         4,380,000         4,398,265
    5.50%, 12/01/27 ....................................................................         8,870,000         8,929,252
 Montebello Community RDA, Tax Allocation,
    Housing, Series A, FSA Insured, 5.45%, 9/01/19 .....................................         1,100,000         1,105,027
    Montebello Hills Redevelopment Project, Refunding, MBIA Insured, 5.60%, 3/01/19 ....         2,460,000         2,499,557
 Montebello USD, COP, Series B, MBIA Insured, Pre-Refunded, 7.25%, 6/01/10 .............           720,000           752,954
 Monterey County COP, Sheriff's Facility Project, Refunding, FSA
    Insured, 5.25%, 12/01/17 ...........................................................         3,215,000         3,196,096
 Moreno Valley PFA, Lease Revenue, AMBAC Insured, 5.50%, 11/01/22 ......................         1,285,000         1,296,976
 Moulton Niguel Water District, AMBAC Insured, Pre-Refunded, 7.25%, 4/01/16 ............         1,420,000         1,488,075
 Mount Diablo USD, CFD No. 1, Special Tax,
    AMBAC Insured, 6.25%, 8/01/14 ......................................................           500,000           531,895
    FSA Insured, 6.00%, 8/01/24 ........................................................         1,000,000         1,071,470
    Refunding, AMBAC Insured, 5.75%, 8/01/15 ...........................................         1,000,000         1,041,180
    Refunding, AMBAC Insured, 5.75%, 8/01/16 ...........................................         2,270,000         2,357,395
    Refunding, AMBAC Insured, 5.375%, 8/01/19 ..........................................         7,290,000         7,306,257
 Mountain View COP, Capital Improvement Financing Authority Revenue, City Hall/
   Community Theatre, MBIA Insured, 6.50%, 8/01/16 .....................................         1,500,000         1,593,315
 Mountain View School District CFD, Special Tax, Series A, FSA Insured, Pre-Refunded,
   7.25%, 10/01/11 .....................................................................         2,535,000         2,609,630
 Murrieta Water PFA, Special Tax Revenue, senior lien, Refunding, Series A, FSA Insured,
    5.60%, 10/01/15 ....................................................................         1,235,000         1,268,938
    5.70%, 10/01/21 ....................................................................         2,630,000         2,701,931
 National City Joint Powers Authority Lease Revenue, National City Police Facilities
   Project, AMBAC Insured, Pre-Refunded, 6.75%, 10/01/17 ...............................         2,000,000         2,135,160
 Nevada Irrigation District Revenue COP, Cascade Bench Flume Project, MBIA Insured,
   5.50%, 1/01/17 ......................................................................         4,600,000         4,667,850



FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)



                                                                                               PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  AMOUNT            VALUE
------------------------------------------------                                               -----------       -----------

LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 North City West School Facilities Financing Authority Special Tax, Refunding,
    Series B, FSA Insured,
    5.75%, 9/01/15 .....................................................................       $ 1,260,000       $ 1,317,330
    6.00%, 9/01/19 .....................................................................         2,500,000         2,645,850
 Northern California Power Agency Multiple Capital Facilities Revenue, Series A,
    MBIA Insured,
    6.50%, 8/01/12 .....................................................................         2,840,000         3,051,438
    Pre-Refunded, 6.50%, 8/01/12 .......................................................         2,160,000         2,348,114
 Northern California Public Power Agency Revenue,
    AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23 ........................................         3,200,000         4,060,704
    Hydroelectric Project No. 1, Refunding, Series A, MBIA Insured, 5.50%, 7/01/23 .....         4,000,000         4,024,000
 Northern California Transmission Revenue, California/Oregon Transmission Project,
    Series A, MBIA Insured,
    6.25%, 5/01/10 .....................................................................         2,500,000         2,653,750
    6.50%, 5/01/16 .....................................................................         4,000,000         4,284,280
    6.00%, 5/01/24 .....................................................................        18,335,000        18,926,854
    Pre-Refunded, 7.00%, 5/01/10 .......................................................         4,000,000         4,176,840
 Norwalk Community Facilities Financing Authority Lease Revenue, MBIA Insured,
    6.90%, 2/01/21 .....................................................................         5,810,000         6,004,926
 Oceanside Community Development Commission COP, Public Parking Project,
    FSA Insured, Pre-Refunded, 7.875%, 4/01/19 .........................................         3,940,000         4,601,802
 Oceanside COP,
    Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 ......................         1,000,000         1,047,910
    Corporation Yard Project Financing, AMBAC Insured, Pre-Refunded, 7.30%, 8/01/21 ....         4,715,000         5,233,414
    Waste Reuse Association Finance Project, Series A, AMBAC Insured, Pre-Refunded,
    6.50%, 10/01/17 ....................................................................         5,000,000         5,452,300
 Ontario Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1,
    MBIA Insured, ETM, 5.80%, 8/01/23 ..................................................        10,000,000        10,568,300
 Orange County CFD, Special Tax No. 86-1, Rancho Santa Margarita, Refunding, Series A,
    FSA Insured, 7.30%, 8/15/09 ........................................................         5,000,000         5,115,550
 Orange County COP, Juvenile Justice Center Facilities, Refunding, AMBAC Insured,
    6.375%, 6/01/11 ....................................................................         4,770,000         5,094,408
    6.00%, 6/01/17 .....................................................................         5,000,000         5,254,600
 Orange County Financing Authority Tax Allocation Revenue, Refunding, Series A,
    MBIA Insured, 6.50%, 9/01/22 .......................................................         3,500,000         3,710,665
 Oroville PFA, Tax Allocation Revenue, Oroville Redevelopment Project No. 1,
    AMBAC Insured,
    5.90%, 9/15/21 .....................................................................         1,245,000         1,317,745
    6.10%, 9/15/23 .....................................................................         2,890,000         3,107,848
 Oxnard COP, AMBAC Insured, 4.75%, 6/01/28 .............................................         1,545,000         1,370,013
 Oxnard Financing Authority Solid Waste Revenue, AMBAC Insured, 6.00%, 5/01/16 .........         5,000,000         5,286,800
 Oxnard Public Facilities Corp. COP, AMBAC Insured, Pre-Refunded, 7.50%, 9/01/06 .......         2,835,000         2,853,626
 Oxnard UHSD, Series B, FSA Insured, 5.875%, 8/01/27                                             3,615,000         3,793,400
 Pajaro Valley USD, COP, School Facilities Bridge Funding Program, FSA Insured, 5.75%,
    9/01/17 ............................................................................         1,250,000         1,308,625
 Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 2,
    Series A, MBIA Insured,
    5.95%, 8/01/24 .....................................................................         2,490,000         2,643,683
    5.85%, 8/01/25 .....................................................................         1,380,000         1,455,169
 Palm Springs USD,
    Series C, MBIA Insured, 6.125%, 2/01/20 ............................................           500,000           529,750
    Series D, FGIC Insured, 5.90%, 2/01/21 .............................................         1,000,000         1,054,400
 Paramount USD, COP, Master Lease Program, FSA Insured, 6.30%, 9/01/26 .................         4,750,000         5,151,233
 Parlier USD, Series B, AMBAC Insured, 6.00%, 6/01/16 ..................................         1,130,000         1,201,156



FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                            PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                             AMOUNT        VALUE
                                                                                                            ---------       -----
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
 (b)Pasadena USD, GO, Series B, FGIC Insured, 5.25%, 7/01/24 ............................................  $ 9,290,000   $ 9,087,571
    Petaluma COP, Refunding, Series A, AMBAC Insured, 5.625%, 8/01/13 ...................................    1,000,000     1,037,100
    Pico Rivera PFA Revenue, Water Enterprise Project, Refunding, Series A, FGIC Insured,
       6.00%, 12/01/17 ..................................................................................    8,000,000     8,625,120
    Pinole RDA, Tax Allocation, Pinole Vista Redevelopment Project, Series A, MBIA Insured,
       6.125%, 8/01/17 ..................................................................................    1,000,000     1,061,220
    Pismo Beach PFA, Lease Revenue, Refunding, Series A, 5.25%, 12/01/24 ................................    3,505,000     3,427,855
    Placer County COP,
         Administrative and Emergency Services, MBIA Insured, 5.65%, 6/01/24 ............................    4,000,000     4,072,640
         Jail Kitchen Project, MBIA Insured, Pre-Refunded, 6.90%, 10/01/21 ..............................    3,745,000     4,256,792
    Placer County Water Agency COP, FSA Insured, 5.90%, 7/01/25 .........................................    2,350,000     2,476,759
    Pleasant Hill RDA, Tax Allocation, Pleasant Hill Commons Project, Refunding, FSA Insured,
       6.90%, 7/01/21 ...................................................................................    5,500,000     5,852,000
    Pleasant Valley School District Ventura County COP, Tierra Linda School, Refunding, MBIA Insured,
       5.70%, 8/01/18 ...................................................................................    1,400,000     1,409,128
    Pleasanton USD, GO, Series A, MBIA Insured, 5.50%, 8/01/21 ..........................................    1,000,000     1,011,770
    Port Hueneme RDA, Tax Allocation, Central Community Redevelopment Project, Refunding, AMBAC Insured,
       5.50%, 5/01/23 ...................................................................................    2,000,000     2,019,640
    Porterville COP,
         Sewer System and Improvement Project, Refunding, AMBAC Insured, 6.30%, 10/01/18 ................    4,935,000     5,266,287
         Sewer System Refining Project, Refunding, AMBAC Insured, 5.25%, 10/01/23 .......................    5,000,000     4,898,850
         Water System Project, Refunding, AMBAC Insured, 6.30%, 10/01/18 ................................    6,075,000     6,482,815
    Redding Electrical System Revenue COP, Refunding, Series A, FGIC Insured, 5.50%, 6/01/11 ............    5,000,000     5,151,900
    Redding Joint Powers Financing Authority Lease Revenue, Civic Center Project, Series A, MBIA Insured,
         5.75%, 3/01/19 .................................................................................    3,090,000     3,209,150
         5.25%, 3/01/26 .................................................................................       75,000        73,208
    Redding RDA, Tax Allocation, Hilltop Cypress Redevelopment Notes, Series C, FSA Insured, 6.00%,
       9/01/22 ..........................................................................................    2,120,000     2,251,080
    Redlands USD, Series B, FSA Insured, 6.25%, 6/01/19 .................................................    2,115,000     2,260,385
    Redwood City PFA, Local Agency Revenue, Series A, AMBAC Insured,
         6.50%, 7/15/11 .................................................................................    1,270,000     1,344,371
         Pre-Refunded, 6.50%, 7/15/11 ...................................................................    1,475,000     1,576,244
    Richgrove Elementary School District COP, Construction and Refinancing Project, FSA Insured,
       5.30%, 12/01/28 ..................................................................................    2,355,000     2,296,643
    Riverside County COP, Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ...........................    3,000,000     3,130,650
    Riverside County PFA, Lease Revenue, AMBAC Insured, 5.375%, 10/01/22 ................................    1,590,000     1,578,393
    Riverside RDA,
         Lease Revenue, Series A, AMBAC Insured, 6.375%, 10/01/23 .......................................   12,540,000    13,639,382
         Lease Revenue, Series A, AMBAC Insured, 6.50%, 10/01/24 ........................................    2,000,000     2,185,820
         Tax Allocation, Merged Redevelopment Project, Series A, MBIA Insured, 5.625%, 8/01/23 ..........    2,200,000     2,241,096
 (b)Riverside USD, Special Tax, CFD No. 2, Refunding, FSA Insured, 5.00%, 9/01/18 .......................    3,865,000     3,717,280
    Romona Municipal Water District COP, Refunding, AMBAC Insured, 7.20%, 10/01/10 ......................    3,000,000     3,163,290
    Rubidoux Community Services District COP, Water System Improvement Project, AMBAC Insured,
       Pre-Refunded, 6.20%, 12/01/14 ....................................................................    2,510,000     2,721,944
    Sacramento Area Flood Control Agency Special Assessment,
         Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16 ................................................    1,000,000     1,050,570
         Capital AD No. 2, FGIC Insured, 5.375%, 10/01/25 ...............................................    3,675,000     3,651,664
         Operation and Maintenance, FGIC Insured, 5.80%, 11/01/16 .......................................    1,475,000     1,549,591
         Operation and Maintenance, FGIC Insured, 5.90%, 11/01/25 .......................................    2,690,000     2,827,459
    Sacramento County Airport System Revenue, Series A, MBIA Insured, 6.00%, 7/01/17 ....................    5,920,000     6,256,493
    Sacramento County COP, Public Facilities Project, MBIA Insured, 5.375%, 2/01/19 .....................    1,350,000     1,353,443


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                          PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                            AMOUNT        VALUE
                                                                                                          ---------       -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Sacramento MUD, Electric Revenue,
     Series E, MBIA Insured, 5.75%, 5/15/22 ..........................................................   $ 4,250,000   $ 4,414,220
     Series I, MBIA Insured, 6.00%, 1/01/24 ..........................................................     4,000,000     4,237,960
     Series J, AMBAC Insured, 5.50%, 8/15/21 .........................................................     8,485,000     8,563,147
Sacramento RDA, Tax Allocation,
     Merged Downtown Redevelopment Project, Series A, MBIA Insured, Pre-Refunded, 6.50% 11/01/13 .....     1,835,000     1,939,100
     Series A, MBIA Insured, 6.50%, 11/01/13 .........................................................       165,000       172,912
Saddleback Community College District COP, 1996 Capital Improvement Financing Project,
   MBIA Insured, 5.50%, 6/01/15 ......................................................................     3,200,000     3,262,976
Saddleback Valley USD, PFA, Special Tax Revenue, Refunding, Series A, FSA Insured, 5.65%, 9/01/17 ....     3,500,000     3,579,975
Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding, FSA Insured,
   5.25%, 9/01/28 ....................................................................................     3,500,000     3,413,060
Salinas RDA, Tax Allocation, Central City Revitalization Project, Series A, FSA Insured,
   5.50%, 11/01/23 ...................................................................................     2,000,000     2,014,320
San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured, 5.25%, 10/01/25 ..     7,000,000     6,833,820
San Bernardino County Mortgage Revenue, Don Miguel Apartments Project, Refunding, MBIA Insured,
   6.40%, 3/01/25 ....................................................................................     5,680,000     5,847,901
San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation,
     Northwest Redevelopment Project, Series E, MBIA Insured, Pre-Refunded, 7.375%, 1/01/15 ..........     1,965,000     2,040,987
     Refunding, Series A, FSA Insured, 5.75%, 10/01/25 ...............................................     1,950,000     2,011,718
     Southeast Industrial Park, Series F, MBIA Insured, Pre-Refunded, 7.375%, 3/01/14 ................     3,515,000     3,675,354
     State College Project No. 4, AMBAC Insured, Pre-Refunded, 7.20%, 9/01/08 ........................     4,265,000     4,375,975
San Bernardino Municipal Water Department COP, FGIC Insured, 6.25%, 2/01/17 ..........................     5,750,000     6,032,958
San Bernardino RDA, Capital Appreciation, Series B, AMBAC Insured, 7.70%, 1/10/09 ....................     2,382,000     4,915,948
San Buenaventura COP, Water Project, AMBAC Insured, Pre-Refunded, 7.50%, 10/01/20 ....................     2,000,000     2,132,860
San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding, FSA Insured,
   5.75%, 6/01/14 ....................................................................................     2,250,000     2,357,438
San Carlos RDA, Tax Allocation, San Carlos Redevelopment Project, Refunding, Series A, MBIA Insured,
   5.50%, 9/01/26 ....................................................................................     1,785,000     1,795,050
San Diego Community College District COP, Series 1991, MBIA Insured, 6.50%, 12/01/12 .................     2,000,000     2,130,220
San Diego IDR, San Diego Gas and Electric, Custodial Receipts, Series A, AMBAC Insured, 6.40%, 9/01/18     1,650,000     1,766,226
San Diego Mortgage Revenue, University Canyon North, Refunding, Series A, MBIA Insured,
     5.125%, 7/01/03 .................................................................................       180,000       182,756
     5.75%, 7/01/25 ..................................................................................     3,105,000     3,150,426
San Francisco BART District Sales Tax Revenue, FGIC Insured,
     5.50%, 7/01/15 ..................................................................................     2,000,000     2,032,420
     5.50%, 7/01/20 ..................................................................................     5,440,000     5,499,622
     Pre-Refunded, 6.60%, 7/01/12 ....................................................................     2,580,000     2,759,671
San Francisco City and County Airport Commission International Airport Revenue,
     Issue 5, Second Series, FGIC insured, 6.50%, 5/01/24 ............................................     6,900,000     7,446,549
     Issue 8A, Second Series, FGIC Insured, 6.25%, 5/01/20 ...........................................     3,500,000     3,712,590
     Issue 9B, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/25 .............................     6,400,000     6,969,920
     Issue 11, Second Series, FGIC Insured, 6.00%, 5/01/11 ...........................................     2,105,000     2,220,228
     Issue 16A, Second Series, FSA Insured, 5.00%, 5/01/29 ...........................................    10,000,000     9,256,600
San Francisco City and County RDA, MFHR, 1045 Mission Apartments, Series C, GNMA Secured,
   5.35%, 12/20/40 ...................................................................................     7,715,000     7,429,236
San Francisco City and County Sewer Revenue, Refunding, AMBAC Insured, 6.00%, 10/01/11 ...............     2,000,000     2,120,760
San Gabriel USD, COP, Facilities Development Program, Series A, FSA Insured, 6.00%, 9/01/15 ..........     1,000,000     1,064,830


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                          PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                            AMOUNT        VALUE
                                                                                                          ---------       -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
San Jacinto USD, COP, Refunding Project, AMBAC Insured, 6.50%, 10/01/23 ..............................   $ 3,000,000   $ 3,271,380
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, MBIA Insured,
     5.375%, 1/15/29 .................................................................................     8,500,000     8,502,975
     5.25%, 1/15/30 ..................................................................................     5,000,000     4,873,750
San Jose Financing Authority Revenue, Convention Project, Series C, FSA Insured, 6.40%, 9/01/17 ......     8,740,000     9,235,296
San Jose RDA, Tax Allocation, Merged Area Redevelopment Project,
     5.25%, 8/01/29 ..................................................................................     4,310,000     4,140,014
     AMBAC Insured, 4.75%, 8/01/23 ...................................................................     5,000,000     4,502,700
San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series A, FGIC Insured, 5.375%, 11/15/20     1,500,000     1,501,395
San Luis Water Districts Revenue COP, Refunding and Capital Improvement Project, AMBAC Insured,
   5.50%, 11/01/16 ...................................................................................     1,260,000     1,281,949
San Marcos Public Facilities Authority Revenue, Tax Allocation, Refunding, Series A, FSA Insured,
   5.50%, 8/01/23 ....................................................................................    10,495,000    10,602,259
San Mateo County Joint Powers Financing Authority Lease Revenue, San Mateo County Health Care
   Center, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/15/22 .......................................     2,750,000     2,972,860
San Mateo-Foster City School District,
     FGIC Insured, 5.00%, 8/01/23 ....................................................................     1,000,000       946,430
     FGIC Insured, 5.00%, 8/01/28 ....................................................................     2,330,000     2,187,497
     MBIA Insured, 5.00%, 8/01/27 ....................................................................     2,330,000     2,189,594
San Ramon COP,
     Capital Improvement Project, Refunding, AMBAC Insured, 7.05%, 3/01/21 ...........................    12,070,000    12,784,303
     Central Park Expansion Project, FSA Insured, Pre-Refunded, 7.20%, 2/01/25 .......................     5,110,000     5,860,710
Sanger PFA Revenue, Utility System Financing, Series A, AMBAC Insured, 5.70%, 1/01/22 ................     5,935,000     6,103,673
Sanger USD, Series A, FSA Insured, 5.60%, 8/01/14 ....................................................     1,000,000     1,030,510
Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC Insured, 6.125%, 6/01/16 .......     3,250,000     3,466,223
Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 ...........................     1,000,000     1,063,360
Santa Ana HMR, Series A, FGIC Insured, 8.875%, 6/01/17 ...............................................         5,000         5,246
Santa Barbara COP,
     Municipal Improvement Program, Refunding, AMBAC Insured, 6.15%, 8/01/17 .........................     3,575,000     3,778,132
     Water Systems Improvement Project, Refunding, AMBAC Insured, 6.70%, 4/01/27 .....................     6,500,000     6,966,570
Santa Clara County COP,
     Board of Education Partners, Administration Building Project, Series A, MBIA Insured,
     6.00%, 4/01/25 ..................................................................................     1,555,000     1,642,951
     Capital Project I, Refunding, AMBAC Insured, 6.25%, 10/01/16 ....................................     4,500,000     4,731,525
Santa Clara County Financing Authority Lease Revenue, Refunding, Series A, AMBAC Insured,
   5.00%, 11/15/17 ...................................................................................    10,000,000     9,650,000
Santa Clara Electric Revenue, Series A, MBIA Insured, Pre-Refunded, 6.50%, 7/01/21 ...................     1,350,000     1,441,449
Santa Clara RDA, Tax Allocation, Bayshore North Project, AMBAC Insured, 7.50%, 6/01/08 ...............       900,000       916,227
Santa Clara USD, FGIC Insured, 5.00%, 8/01/22 ........................................................     8,920,000     8,418,518
Santa Cruz County COP, Sub-Joint Wastewater Treatment Project, AMBAC Insured, 6.20%, 9/01/19 .........       475,000       506,578
Santa Fe Springs PFA, Water Revenue, Series A, MBIA Insured, 5.90%,
     5/01/21 .........................................................................................       900,000       945,990
     5/01/26 .........................................................................................     1,190,000     1,246,513
Santa Fe Springs RDA, Consolidated, Tax Allocation, Series A, MBIA Insured, 6.40%, 9/01/22 ...........     4,255,000     4,553,403
Santa Fe Springs RDA Revenue, Series A, AMBAC Insured, Pre-Refunded, 7.25%, 8/01/14 ..................     2,750,000     2,812,618
Santa Margarita/Dana Point Authority Revenue, ID 3, 3A, 4, and 4A, Refunding,
   Series B, MBIA Insured,
   5.75%, 8/01/20 ....................................................................................    39,500,000    41,101,330
Santa Monica Community College District, Series B, AMBAC Insured, 5.75%, 7/01/20 .....................     2,495,000     2,590,334
Santa Rita USD, Series B, FSA Insured, 5.20%, 8/01/37 ................................................     1,940,000     1,871,460


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                      PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                        AMOUNT        VALUE
                                                                                                      ---------       -----
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
Santa Rosa High School District,
     FGIC Insured, 5.90%, 5/01/16 ................................................................   $ 1,000,000   $ 1,062,220
     FGIC Insured, 5.50%, 5/01/20 ................................................................     4,450,000     4,488,982
     Refunding, FSA Insured, 5.75%, 5/01/18 ......................................................     1,050,000     1,096,799
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
   AMBAC Insured, 6.00%, 7/02/15 .................................................................     2,000,000     2,185,960
Santa Rosa Water Revenue, Series A, FGIC Insured, Pre-Refunded, 7.00%, 9/01/16 ...................     2,500,000     2,564,300
Scotts Valley GO, USD, Series B, FGIC Insured,
     5.40%, 8/01/22 ..............................................................................     4,005,000     4,015,213
     5.50%, 8/01/27 ..............................................................................     6,720,000     6,754,474
Sebastopol GO, CDA, Tax Allocation, Community Development Project, Refunding, MBIA Insured,
   5.25%, 12/01/21 ...............................................................................     2,250,000     2,214,945
Selma PFA Revenue, Series A, MBIA Insured,
     5.80%, 9/15/11 ..............................................................................       145,000       146,259
     5.80%, 9/15/12 ..............................................................................       125,000       125,991
     5.875%, 9/15/22 .............................................................................     2,400,000     2,424,000
Sequoia UHSD, GO,
     FGIC Insured, 5.25%, 7/01/27 ................................................................     4,340,000     4,234,321
     FSA Insured, 5.70%, 7/01/24 .................................................................     4,885,000     5,071,998
Simi Valley PFA Revenue, Refunding, MBIA Insured, 5.75%, 9/01/23 .................................     5,000,000     5,156,700
Soledad RDA, Tax Allocation, Soledad Redevelopment Project, Refunding, Series A, MBIA Insured,
   5.35%, 12/01/28 ...............................................................................     2,000,000     1,979,420
Sonoma CDA, COP, Sonoma Creek Senior Housing Project, Refunding, AMBAC Insured, 6.75%, 2/01/13 ...     1,325,000     1,368,805
Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 ...............................................     2,400,000     2,529,456
South Coast Air Quality Management District Revenue, Building Corp., Refunding, MBIA Insured,
   5.50%, 8/01/14 ................................................................................     9,700,000     9,931,830
South Gate PFA Revenue, Tax Allocation, South Gate Redevelopment Project No. 1, AMBAC Insured,
   5.875%, 9/01/24 ...............................................................................     5,000,000     5,226,200
South Orange County PFA, Special Tax Revenue, senior lien, Refunding, Series A, MBIA Insured,
     6.20%, 9/01/13 ..............................................................................    13,500,000    14,498,730
     6.00%, 9/01/18 ..............................................................................     3,250,000     3,458,553
South San Francisco COP, 5.00%, 4/01/29 ..........................................................     2,000,000     1,848,740
Southern California Public Power Authority Transmission Project Revenue, Refunding, MBIA Insured,
   5.50%, 7/01/20 ................................................................................     3,820,000     3,855,488
Stockton COP, Wastewater System Project, Refunding,
     AMBAC Insured, 5.75%, 9/01/23 ...............................................................     6,500,000     6,720,870
     Series A, MBIA Insured, 5.00%, 9/01/23 ......................................................     6,500,000     6,151,015
Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series B, FSA Insured,
   5.90%, 7/01/12 ................................................................................     4,155,000     4,412,568
Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project, Refunding, MBIA Insured,
   5.625%, 10/01/13 ..............................................................................     4,260,000     4,443,265
Sulphur Springs USD, COP, Series 1991, AMBAC Insured, Pre-Refunded, 7.20%, 2/01/21 ...............       800,000       851,968
Sunnyvale RDA, Tax Allocation, Central Core Project, Refunding, AMBAC Insured, 6.50%, 10/01/22 ...     2,785,000     2,906,120
Susanville PFA Revenue, Series A, AMBAC Insured, 6.30%, 9/01/17 ..................................     4,000,000     4,158,000
Tahoe-Truckee Joint USD,
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 9/01/17 ........................................     5,000,000     5,423,550
     Series B, FGIC Insured, 5.95%, 9/01/20 ......................................................     3,620,000     3,826,268
Tehachapi Water and Sewer Revenue, Refunding, MBIA Insured, 6.75%, 11/01/20 ......................     2,000,000     2,216,060
Thousand Oaks RDA, Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA Insured,
   5.375%, 12/01/25 ..............................................................................     2,390,000     2,374,847


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                      PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                        AMOUNT           VALUE
                                                                                                      ---------          -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Tracy CFD, Special Tax, Refunding, Senior Series A, FSA Insured, 5.70%, 9/01/20 ..................   $    5,480,000   $    5,564,666
Travis USD, COP, Refunding and Capital Improvement Projects, AMBAC Insured,
     5.40%, 9/01/19 ..............................................................................        1,075,000        1,075,806
     5.45%, 9/01/27 ..............................................................................        6,115,000        6,129,737
Tri-City Hospital District Revenue,
     MBIA Insured, 6.00%, 2/01/22 ................................................................        2,350,000        2,421,323
     Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ..........................................        2,750,000        2,810,968
Turlock Auxiliary Organization Revenue COP, California State University, Stanislaus Foundation,
   MBIA Insured, 5.875%, 6/01/22 .................................................................        2,000,000        2,090,760
Turlock Irrigation District Revenue, Refunding, Series A, MBIA Insured, 5.75%, 1/01/18 ...........        7,125,000        7,297,211
Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
   5.75%, 10/01/22 ...............................................................................        6,200,000        6,435,848
Upland COP,
     Police Building Project, Refunding, AMBAC Insured, 6.60%, 8/01/16 ...........................        3,985,000        4,296,547
     Water System Improvement Project, FGIC Insured, 6.60%, 8/01/16 ..............................        2,385,000        2,571,459
Vacaville PFA, Tax Allocation Revenue, Vacaville Redevelopment Projects, 6.35%, 9/01/22 ..........        1,355,000        1,408,807
Vallejo Revenue, Water Improvement Project, Refunding, Series A, FSA Insured, 5.875%, 5/01/26 ....       12,500,000       13,026,875
Walnut Valley Water District COP, Badillo Grand Transmission Project, FGIC Insured,
   6.125%, 2/01/18 ...............................................................................        2,200,000        2,316,204
Washington Township Hospital District Revenue, Health Care District Revenue,
     5.00%, 7/01/18 ..............................................................................        2,000,000        1,849,780
     5.125%, 7/01/23 .............................................................................        1,000,000          921,640
Waugh School District Special Tax GO, Corona/Ely CFD No.1, AMBAC Insured, 5.80%, 9/01/26 .........        5,640,000        5,854,489
West and Central Basin Financing Authority Revenue, Central Basin Project, Refunding, Series A,
   AMBAC Insured, 5.375%, 8/01/17 ................................................................        4,330,000        4,354,898
West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A, AMBAC Insured,
   5.50%,
     8/01/17 .....................................................................................        3,370,000        3,421,932
     8/01/22 .....................................................................................        2,750,000        2,775,273
West Sacramento Financing Authority Revenue,
     MBIA Insured, 6.25%, 9/01/16 ................................................................        4,185,000        4,625,513
     Water System Improvement Project, FGIC Insured, 5.50%, 8/01/15 ..............................        4,500,000        4,585,363
     Water System Improvement Project, FGIC Insured, 5.50%, 8/01/24 ..............................        1,685,000        1,702,720
West Sacramento RDA, Tax Allocation, West Sacramento Redevelopment Project, MBIA Insured,
   Pre-Refunded, 6.25%, 9/01/21 ..................................................................        3,340,000        3,558,230
Western Placer Unified School COP, 1998 Refunding and Capital Project, AMBAC Insured,
   5.00%, 6/01/18 ................................................................................        5,455,000        5,248,201
William S. Hart Joint School Financing Authority Special Tax Revenue, Community Facilities,
   Refunding, FSA Insured, 6.60%, 9/01/18 ........................................................        1,285,000        1,417,360
Windsor Joint Powers Financing Authority Wastewater Revenue, Refunding, Series A, AMBAC Insured,
   6.125%, 12/15/12 ..............................................................................          750,000          813,920
Yuba City USD, COP, Refunding, Series A, MBIA Insured, 5.25%, 2/01/22 ............................        2,000,000        1,966,180
Yucaipa-Sweetwater School Facilities Financing Authority Special Tax Revenue, Sweetwater,
   Series A, MBIA Insured, 5.70%, 9/01/19 ........................................................        5,000,000        5,178,600
                                                                                                                      --------------
TOTAL BONDS (COST $1,737,600,240) ................................................................                     1,800,946,511
                                                                                                                      --------------



FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                    PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                      AMOUNT           VALUE
                                                                                                    ---------          -----
     LONG TERM INVESTMENTS (CONT.)
     ZERO COUPON BONDS .7%
     Benicia USD, Capital Appreciation, Refunding, Series A, FGIC Insured, 8/01/22 ...........   $    2,220,000   $      632,123
     Carlsbad USD, GO, FGIC Insured, 5/01/22 .................................................        3,320,000          958,285
     Paramount USD, GO, Capital Appreciation, Series A,FSA Insured, 9/01/20 ..................        3,535,000        1,121,903
     San Bernardino County SFMR, Series A, GNMA Secured, ETM, 5/01/22 ........................       28,405,000        7,790,923
     San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
        Refunding, Series A, MBIA Insured, 1/15/31 ...........................................       10,000,000        1,747,800
     Southern Kern USD, COP, Convertible Capital Appreciation Building Program, Series B, FSA
        Insured, 9/01/26 .....................................................................        2,250,000        1,539,855
                                                                                                                  --------------
     TOTAL ZERO COUPON BONDS (COST $13,772,176) ..............................................                        13,790,889
     TOTAL LONG TERM INVESTMENTS (COST $1,751,372,416) .......................................                     1,814,737,400
  (a)SHORT TERM INVESTMENTS .4%
     California State Economic Development Financing Authority Revenue,
        California Independent System Project, Series C, Daily VRDN and Put, 3.30%, 4/01/08 ..        3,400,000        3,400,000
        Daily VRDN and Put, 3.05%, 4/01/08 ...................................................        3,300,000        3,300,000
                                                                                                                  --------------
     TOTAL SHORT TERM INVESTMENTS (COST $6,700,000) ..........................................                         6,700,000
                                                                                                                  --------------
     TOTAL INVESTMENTS (COST $1,758,072,416) 98.2% ...........................................                     1,821,437,400
     OTHER ASSETS, LESS LIABILITIES 1.8% .....................................................                        34,111,018
                                                                                                                  --------------
     NET ASSETS 100.0% .......................................................................                    $1,855,548,418
                                                                                                                  ==============


See glossary of terms on page 50.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS


FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND


                                                                           YEAR ENDED JUNE 30,
                                                        --------------------------------------------------------
                                                          1999+       1998        1997        1996        1995
                                                        --------    --------    --------    --------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year...................   $  11.24    $  10.93    $  10.67    $  10.38     $ 10.20
                                                        --------    --------    --------    --------     -------
Income from investment operations:
 Net investment income...............................        .51         .53         .53         .53         .54
 Net realized and unrealized gains (losses)..........       (.21)        .31         .26         .29         .17
                                                        --------    --------    --------    --------     -------
Total from investment operations.....................        .30         .84         .79         .82         .71
Less distributions from net investment income........       (.52)       (.53)       (.53)       (.53)       (.53)
                                                        --------    --------    --------    --------     -------
Net asset value, end of year.........................   $  11.02    $  11.24    $  10.93    $  10.67     $ 10.38
                                                        ========    ========    ========    ========     =======

Total return*........................................       2.63%       7.76%       7.58%       7.96%       7.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)......................   $192,547    $155,664    $117,666    $101,199     $88,785
Ratios to average net assets:
 Expenses............................................        .60%        .52%        .47%        .45%        .33%
 Expenses excluding waiver and payments by affiliate.        .75%        .78%        .80%        .81%        .83%
 Net investment income...............................       4.50%       4.76%       4.96%       4.99%       5.34%
Portfolio turnover rate..............................       5.48%       9.58%       6.29%      10.13%      10.90%


*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

+Based on average shares outstanding.


                      See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                                  PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND                                                 AMOUNT        VALUE
                                                                                                  ----------   ----------
LONG TERM INVESTMENTS 106.5%
BONDS 105.4%
  ABAG 1915 Act, Windemere Ranch AD,
       5.15%, 9/02/02 .........................................................................   $  595,000   $  593,727
       5.70%, 9/02/07 .........................................................................    1,225,000    1,213,032
  ABAG Finance Authority for Nonprofit Corps. COP, Mortgage Insurance,
       5.50%, 6/01/03 .........................................................................      295,000      305,865
       5.75%, 8/01/03 .........................................................................      705,000      735,548
       North County Health Project, 5.50%, 3/01/06 ............................................    1,025,000    1,067,158
       Rhoda Haas Goldman Plaza, Insured, 5.125%, 5/15/15 .....................................    3,000,000    2,890,980
  ABAG Finance Corp. COP, ABAG XXVI,
       Refunding, Series A, 5.90%, 6/01/02 ....................................................      100,000      103,150
       Series B, 6.40%, 10/01/03 ..............................................................      100,000      106,808
  ABAG Revenue, Refunding, Series A-E,
       5.00%, 9/15/06 .........................................................................      610,000      601,991
       5.05%, 9/15/07 .........................................................................      620,000      608,952
       5.40%, 9/15/14 .........................................................................    2,455,000    2,397,627
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
     5.00%, 10/01/10 ..........................................................................    3,035,000    3,029,598
  Alameda County COP, Series 1994,
       5.70%, 4/01/02 .........................................................................      395,000      410,757
       5.80%, 4/01/03 .........................................................................      420,000      442,092
       5.90%, 4/01/04 .........................................................................      440,000      468,486
  Antioch PFA, Reassessment Revenue, sub. lien, Series B,
       5.00%, 9/02/03 .........................................................................    1,915,000    1,896,501
       5.20%, 9/02/05 .........................................................................    2,115,000    2,076,676
       5.40%, 9/02/07 .........................................................................    1,175,000    1,143,957
  Auburn COP, Civic Center Project, Refunding,
       5.10%, 9/01/99 .........................................................................       65,000       65,162
       5.30%, 9/01/00 .........................................................................       65,000       65,924
       5.45%, 9/01/01 .........................................................................       70,000       71,692
       5.60%, 9/01/02 .........................................................................       75,000       77,528
       5.70%, 9/01/03 .........................................................................       80,000       83,410
       5.75%, 9/01/04 .........................................................................       80,000       83,538
  Bakersfield Central District Revenue RDA, Tax Allocation, Downtown Bakersfield Redevelopment,
       ETM, Refunding,
       6.00%, 4/01/01 .........................................................................      295,000      304,930
       6.10%, 4/01/02 .........................................................................      310,000      325,295
       6.20%, 4/01/03 .........................................................................      330,000      351,401
  Bakersfield Hospital Revenue, Bakersfield Memorial Hospital, Series A, 5.70%, 1/01/00 .......      100,000      101,074
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP 94-1,
       5.30%, 9/02/08 .........................................................................    1,000,000      966,160
       5.35%, 9/02/09 .........................................................................      770,000      741,341
       5.40%, 9/02/10 .........................................................................    1,000,000      960,260
       5.45%, 9/02/11 .........................................................................    1,000,000      957,920
       5.50%, 9/02/12 .........................................................................    1,000,000      955,740
  California Educational Facilities Authority Revenue,
       Pooled College and University Financing, Refunding, Series B, 5.80%, 6/01/02 ...........    1,000,000    1,035,230
       Pooled College and University Financing, Refunding, Series B, 5.90%, 6/01/03 ...........    1,105,000    1,155,333
       Pooled College and University Projects, Series B, 6.125%, 4/01/13 ......................    1,000,000    1,047,300


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                                    PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND                                                   AMOUNT        VALUE
                                                                                                    ----------   ----------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  California Health Facilities Financing Authority Revenue, San Diego Hospital Association,
     Series B, MBIA Insured, 5.60%, 8/01/03 .....................................................   $  100,000   $  105,146
  California HFA, SFM Purchase, Class III, Series A-1, MBIA Insured, 5.70%, 8/01/11 .............    2,335,000    2,383,218
  California State Public Works Board Lease Revenue,
       California Community Colleges, Refunding, Series A, 4.20%, 12/01/08 ......................    2,375,000    2,257,723
       Department of Corrections, Coalinga State Prison, Series B, MBIA Insured,
        5.50%, 12/01/08 .........................................................................    1,000,000    1,051,640
       Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ...................    1,325,000    1,246,825
       Regents of the University of California, Refunding, Series C, 5.00%, 12/01/14 ............    1,140,000    1,120,723
       Various Community College Projects, Refunding, Series C, 5.50%, 9/01/09 ..................    1,555,000    1,616,065
  California Statewide CDA, COP, California Lutheran Homes, 5.375%, 11/15/06 ....................    1,000,000    1,030,630
  California Statewide CDA Revenue, COP,
       Health Facilities, Barton Memorial Hospital, Refunding, Series B, 5.70%, 12/01/00 ........      200,000      204,310
       Health Facilities, Barton Memorial Hospital, Refunding, Series B, 6.40%, 12/01/05 ........      450,000      475,763
       St. Joseph Health System Group, 6.00%, 7/01/06 ...........................................      865,000      944,355
  California Statewide Communities Development Corp. COP, Pacific Homes, Series A,
        5.50%, 4/01/04 ..........................................................................      585,000      609,155
  Campbell COP, Civic Center Project, Refunding, 5.60%, 10/01/03 ................................      350,000      366,597
  Carson RDA, Project Area No. 1, Refunding, 6.10%, 10/01/02 ....................................      200,000      209,890
  Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General Project,
     Refunding, MBIA Insured, 5.00%, 7/01/17 ....................................................    2,000,000    1,930,960
  Chaffey Community College District COP, 5.10%, 9/01/13 ........................................    1,860,000    1,839,559
  Clovis COP, Water System Improvement Project, AMBAC Insured, 5.90%, 3/01/03 ...................      100,000      106,008
  Coastside County Water District 1915 Act GO, Crystal Springs Project, Refunding,
       5.10%, 9/02/03 ...........................................................................      540,000      546,815
       5.20%, 9/02/04 ...........................................................................    1,115,000    1,121,924
       5.40%, 9/02/06 ...........................................................................      650,000      651,008
  Colma 1915 Act, Local ID No. 1, Refunding,
       5.00%, 9/02/01 ...........................................................................      465,000      469,032
       5.10%, 9/02/02 ...........................................................................      485,000      490,316
       5.20%, 9/02/03 ...........................................................................      515,000      522,256
       5.30%, 9/02/04 ...........................................................................      545,000      552,358
       5.40%, 9/02/05 ...........................................................................      570,000      575,324
  Colton GO, Joint USD, CFD, Special Tax, Southridge Village, Phase III, Refunding, FSA Insured,
       5.65%, 9/01/09 ...........................................................................      120,000      120,220
       5.75%, 9/01/10 ...........................................................................      130,000      130,244
  Commerce Joint Powers Financing Authority Water Facilities Lease Revenue, Refunding, Series A,
       5.50%, 10/01/02 ..........................................................................      340,000      350,727
       5.625%, 10/01/03 .........................................................................      360,000      374,591
       5.75%, 10/01/04 ..........................................................................      470,000      493,298
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
       5.00%, 9/01/08 ...........................................................................    4,340,000    4,289,569
       5.50%, 9/01/15 ...........................................................................    1,180,000    1,173,663
  Compton Sewer Revenue,
       5.60%, 7/01/99 ...........................................................................      125,000      125,000
       5.70%, 7/01/00 ...........................................................................      130,000      132,874
       5.80%, 7/01/01 ...........................................................................      140,000      144,764
       5.90%, 7/01/02 ...........................................................................      150,000      157,215
       6.00%, 7/01/03 ...........................................................................      155,000      164,557


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                                      PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND                                                     AMOUNT        VALUE
                                                                                                      ----------   ----------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Concord RDA, Tax Allocation, Central Concord Redevelopment Project, Refunding, Sub Series A,
       5.50%, 7/01/02 .............................................................................   $  625,000   $  642,456
       5.625%, 7/01/03 ............................................................................      655,000      678,953
  Contra Costa County MFHR, Byron Park Project, Series C, 6.00%, 7/20/03 ..........................      470,000      488,410
  Danville Financing Authority Revenue, Sycamore Valley, Reassessment District No. 93-2,
       5.40%, 9/02/01 .............................................................................      285,000      289,141
       5.60%, 9/02/02 .............................................................................      450,000      459,603
       5.70%, 9/02/03 .............................................................................      220,000      225,863
       5.80%, 9/02/04 .............................................................................      885,000      912,170
  Dinuba RDA, Tax Allocation, subordinated notes, Merged City Redevelopment Project, sub. lien,
     5.20%, 4/01/03 ...............................................................................    2,500,000    2,498,125
  Duarte RDA, Tax Allocation, Merged Redevelopment Project Area, Refunding, 5.125%, 10/01/16 ......    4,930,000    4,720,081
  Eden Township Hospital District Health Facilities Revenue COP, Eden Hospital Health Services
     Corp., Refunding, 5.75%, 7/01/12 .............................................................    1,195,000    1,234,005
  Foster City PFA Revenue, Community Development Project, Series A, 5.60%, 9/01/03 ................    1,150,000    1,196,920
  Fresno Joint Powers Financing Authority Local Agency Revenue, Refunding, Series A,
     6.20%, 9/02/03 ...............................................................................    1,000,000    1,049,030
  Galt Capital Improvements Authority Lease Revenue,Culture and Recreation Improvement Project,
     5.00%, 4/01/12 ...............................................................................    2,390,000    2,237,685
  Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%, 9/01/12 .....    1,955,000    1,855,979
  Garden Grove GO, CDA, Tax Allocation, Garden Grove Community Project, Refunding,
     5.40%, 10/01/04 ..............................................................................    1,425,000    1,469,375
  Glendale Parking Facilities Joint Powers Authority Revenue, Series A, 5.30%, 3/01/03 ............      125,000      127,230
  Goleta Water District Revenue COP, Goleta Reclamation Project, Refunding, FGIC Insured,
     5.50%, 12/01/08 ..............................................................................      750,000      788,730
  Hesperia PFA Revenue, Series A, 5.80%, 10/01/03 .................................................    3,935,000    4,120,732
  Hi Desert Memorial Health Care District Revenue, Refunding,
       5.10%, 10/01/06 ............................................................................      615,000      606,187
       5.125%, 10/01/07 ...........................................................................      650,000      638,612
  Hollister RDA, Tax Allocation, Community Development Project, Series 1994,
       5.35%, 10/01/03 ............................................................................      525,000      541,590
       5.45%, 10/01/04 ............................................................................      550,000      567,490
       5.55%, 10/01/05 ............................................................................      585,000      603,486
  Imperial COP,
       Wastewater System Refining Program, Refunding, Series B, 5.40%, 10/15/06 ...................      865,000      893,805
       Water System Refining Program, Refunding, Series A, 5.40%, 10/15/06 ........................    1,250,000    1,291,625
  Imperial County Local Transportation Authority Sales Tax Revenue, Series 1993, 5.50%,
       5/01/04 ....................................................................................      490,000      501,461
       5/01/05 ....................................................................................      515,000      525,429
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project,
     Series B, FSA Insured, 6.25%, 8/01/11 ........................................................    1,000,000    1,085,240
  La Palma Community Development Commission Tax Allocation, La Palma Community Development
     Project No. 1, Refunding,
       5.20%, 6/01/00 .............................................................................      125,000      126,679
       5.40%, 6/01/01 .............................................................................      130,000      132,556
       5.50%, 6/01/02 .............................................................................      135,000      138,667
       5.60%, 6/01/03 .............................................................................      145,000      149,544
       5.70%, 6/01/04 .............................................................................      150,000      155,696
       5.80%, 6/01/05 .............................................................................      160,000      166,581
  La Quinta RDA, Tax Allocation, Redevelopment Project Areas No. 1 and 2, MBIA Insured,
     5.40%, 9/01/07 ...............................................................................      560,000      589,355


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                                 PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND                                                AMOUNT        VALUE
                                                                                                 ----------   ----------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
   Lake Elsinore PFA, Tax Allocation Revenue, Lake Elsinore Redevelopment Projects,
      Series A, FSA Insured, 5.40%, 9/01/08 ..................................................   $1,500,000   $1,542,525
   Lake Elsinore Public Financing Authority Tax Allocation Revenue,
      Series A, 5.00%, 9/01/09 ...............................................................    2,680,000    2,554,549
   Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ...............    1,000,000    1,039,140
   Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ...........    2,000,000    1,992,680
   Lancaster RDA, Tax Allocation,
        Central Business District Redevelopment, Refunding, 5.125%, 8/01/99 ..................       35,000       35,041
        Central Business District Redevelopment, Refunding, 5.25%, 8/01/00 ...................       35,000       35,390
        Central Business District Redevelopment, Refunding, 5.375%, 8/01/01 ..................       40,000       40,714
        Central Business District Redevelopment, Refunding, 5.50%, 8/01/02 ...................       40,000       40,972
        Central Business District Redevelopment, Refunding, 5.60%, 8/01/03 ...................       45,000       46,298
        Central Business District Redevelopment, Refunding, 5.70%, 8/01/04 ...................       45,000       46,454
        Central Business District Redevelopment, Refunding, 5.70%, 8/01/05 ...................       50,000       51,413
        Fox Field Redevelopment Project Area, Refunding, 5.125%, 8/01/99 .....................       55,000       55,064
        Fox Field Redevelopment Project Area, Refunding, 5.25%, 8/01/00 ......................       55,000       55,613
        Fox Field Redevelopment Project Area, Refunding, 5.375%, 8/01/01 .....................       60,000       61,072
        Fox Field Redevelopment Project Area, Refunding, 5.50%, 8/01/02 ......................       65,000       66,580
        Fox Field Redevelopment Project Area, Refunding, 5.60%, 8/01/03 ......................       65,000       66,875
        Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/04 ......................       70,000       72,262
        Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/05 ......................       75,000       77,120
   Lemon Grove CDA, Tax Allocation, 1998 Refunding,
        5.00%, 8/01/06 .......................................................................      885,000      889,151
        5.10%, 8/01/07 .......................................................................      205,000      206,070
        5.20%, 8/01/08 .......................................................................      215,000      215,608
   Lemon Grove MFHR, Hillside Terrace Apartments, Refunding, 5.375%, 1/01/19 .................      985,000    1,003,784
(b)Loma Linda Hospital Revenue, Loma Linda University Medical Center, Refunding, Series A,
      AMBAC Insured,
        4.85%, 12/01/10 ......................................................................    8,175,000    7,889,856
        4.95%, 12/01/11 ......................................................................    8,530,000    8,193,236
   Los Angeles County MTA, Sales Tax Revenue, Proposition C, sub. lien, Refunding, 2nd Senior
      Series A, AMBAC Insured, 5.00%, 7/01/12 ................................................    5,000,000    4,971,650
   Los Angeles County Transport Commission COP, Series B,
        5.90%, 7/01/00 .......................................................................      100,000      102,433
        6.00%, 7/01/01 .......................................................................      200,000      207,912
   Los Angeles Wastewater System Revenue, Refunding,
        Series A, FGIC Insured, 5.00%, 6/01/13 ...............................................    2,140,000    2,116,674
        Series D, FGIC Insured, 5.375%, 11/01/06 .............................................    2,000,000    2,098,560
   Lynwood PFA Revenue, Water System Improvement Project, 6.15%, 6/01/08 .....................      565,000      599,013
   Madera COP, Madera Community Hospital, Refunding, 5.10%, 3/01/03 ..........................      515,000      526,840
   Mammoth Lakes COP, Refunding,
        5.70%, 6/01/10 .......................................................................      850,000      863,983
        5.75%, 6/01/11 .......................................................................      250,000      253,728
   Merced Irrigation District COP, Water Facilities Project, 6.125%, 11/01/03 ................      540,000      572,751
   Mid-Peninsula Regional Open Space District COP, Special District Association Finance Corp.,
      Series 1993,
        5.10%, 9/01/02 .......................................................................      510,000      523,546
        5.20%, 9/01/03 .......................................................................      530,000      547,729


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                                           PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND                                                          AMOUNT        VALUE
                                                                                                           ----------   ----------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Modesto Irrigation District Financing Authority Revenue, Domestic Water Project, Series C,
     AMBAC Insured, Pre-Refunded, 5.50%, 9/01/08 .......................................................   $  700,000   $  751,779
  Mojave GO, Water Agency, ID M, Morongo Basin, ETM, 6.20%, 9/01/01 ....................................      100,000      104,699
  Morgan Hill RDA, Tax Allocation, Refunding, 5.70%, 3/01/01 ...........................................      100,000      100,873
  Mt. Diablo Hospital District Revenue, ETM, Series A, AMBAC Insured, 5.10%, 12/01/03 ..................      100,000      103,579
  Murrieta COP, Road Improvement Project, 6.00%,
       4/01/07 .........................................................................................      235,000      247,286
       4/01/08 .........................................................................................      245,000      255,800
  New Haven USD, COP, Refunding, 5.30%, 7/01/01 ........................................................      500,000      511,715
  Newark USD, COP, 5.75%, 9/01/02 ......................................................................      300,000      306,420
  North City West School Facilities Financing Authority Special Tax, Refunding, Series B,
     FSA Insured, 5.625%, 9/01/08 ......................................................................      500,000      533,665
  Oakland USD, Alameda County COP, Refunding, 5.00%, 9/15/99 ...........................................    1,745,000    1,749,869
  Ontario Redevelopment Financing Authority Local Agency Revenue, Community Facility, AD No.1,
     senior lien, Series A, FSA Insured, 5.60%, 9/02/03 ................................................      950,000      980,191
  Orange County CFD, No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A, 5.375%, 8/15/12     1,500,000    1,482,555
  Orange County Development Agency Tax Allocation, Santa Ana Heights Area Project, Refunding,
     5.90%, 9/01/04 ....................................................................................      800,000      838,952
  Orange County Local Transportation Authority Sales Tax Revenue, First Senior Measure M, 6.00%, 2/15/06      500,000      541,840
  Orange County MFHR, Villa Santiago Rehabilitation Project, FNMA Insured, 5.60%, 10/01/27 .............      500,000      512,265
  Orange County Recovery COP, Series A, MBIA Insured, 6.00%, 7/01/08 ...................................    1,500,000    1,634,700
  Oroville Hospital Revenue, Oroville Hospital, Series A, CHFCLP Insured, 5.125%, 12/01/12 .............    1,435,000    1,409,701
  Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project, 6.375%, 8/01/11 .      855,000      892,928
  Paramount RDA, Tax Allocation, Redevelopment Project Area No. 1, Refunding, 6.05%, 8/01/05 ...........    1,515,000    1,640,806
  Paso Robles Union School District COP, 5.75%, 8/01/03 ................................................    1,635,000    1,718,843
  Pleasant Hill RDA, RMR, Pre-Refunded, 5.40%, 2/01/05 .................................................      935,000      962,096
  Pomona RDA, Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
     5.35%, 12/01/16 ...................................................................................    1,000,000      954,200
  Poway RDA, Paguay Redevelopment Project, Tax Allocation, sub. notes, 4.75%, 12/15/03 .................    1,950,000    1,919,327
  Rialto RDA, Tax Allocation, Industrial Redevelopment, Sub Areas A and B, ETM, Series A,
       5.40%, 9/01/02 ..................................................................................      270,000      279,701
       5.50%, 9/01/03 ..................................................................................      280,000      292,636
  Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects, Refunding,
     Series B, 5.35%, 5/15/13 ..........................................................................    2,000,000    2,002,660
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
     Series A,
       5.90%, 6/01/02 ..................................................................................      200,000      207,972
       6.00%, 6/01/04 ..................................................................................      200,000      211,976
  Riverside County Housing Authority MFHR, Brandon Place Apartments, Series B, FNMA Insured,
     5.625%, 7/01/29 ...................................................................................      995,000    1,022,920
  Sacramento MUD, Electric Revenue, Series E, 5.25%, 5/15/03 ...........................................    1,000,000    1,033,030
  San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09 ...............    2,000,000    2,137,040
  San Bernardino County Mortgage Revenue, Don Miguel Apartments Project, Refunding, MBIA Insured,
     6.00%, 9/01/03 ....................................................................................      105,000      108,846
  San Clemente 1915 Act, AD No. 8, Refunding,
       5.00%, 9/02/02 ..................................................................................      415,000      421,018
       5.10%, 9/02/03 ..................................................................................      435,000      443,117
       5.20%, 9/02/04 ..................................................................................      460,000      469,338
  San Diego Mortgage Revenue, Mariners Cove, Refunding, Series B-1, 5.125%, 9/01/03 ....................      275,000      278,209
  San Diego Port Facilities Revenue, National Steel and Shipbuilding Co., Refunding, 6.60%, 12/01/02 ...      100,000      105,263
  San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A,
     5.00%, 11/01/17 ...................................................................................    5,000,000    4,796,850

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)



                                                                                                    PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND                                                  AMOUNT               VALUE
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
 San Francisco City and County RDA,
    Hotel Tax Revenue, FSA Insured, 5.80%, 7/01/01                                                  $  300,000            $  311,022
    Hotel Tax Revenue, FSA Insured, 5.90%, 7/01/02                                                     245,000               257,696
    Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.125%, 7/01/02                                15,000                15,032
 San Gorgonio Memorial Health Care District Health Facility Revenue,
    Pre-Refunded, 6.375%, 6/01/08                                                                      750,000               816,368
 San Joaquin County COP, General Hospital Project, 5.90%, 9/01/03                                      400,000               424,860
 San Jose Financing Authority Revenue, Convention Center Project, Refunding,
    Series C, 5.75%, 9/01/03                                                                           300,000               314,880
 San Juan USD, COP, Gold River Elementary School Project, 5.65%, 4/01/03                               600,000               601,890
 San Ramon COP, Capital Improvements Project,
    5.20%, 3/01/01                                                                                      85,000                86,666
    5.30%, 3/01/02                                                                                      90,000                92,592
    5.40%, 3/01/03                                                                                      95,000                98,622
    5.50%, 3/01/04                                                                                     100,000               104,277
    5.60%, 3/01/05                                                                                     105,000               110,381
 Santa Barbara RDA, Tax Allocation, Central City Redevelopment Project,
    6.00%, 3/01/03                                                                                     985,000             1,028,793
 Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1,
    5.25%, 9/02/11                                                                                   1,720,000             1,682,108
 Santa Monica Parking Authority Lease Revenue, Refunding, 6.00%, 7/01/03                               100,000               106,505
 Sebastopol COP,
    5.70%, 6/01/05                                                                                     240,000               249,602
    Refunding, Series 1994, 5.50%, 6/01/03                                                             200,000               206,282
    Refunding, Series 1994, 5.60%, 6/01/04                                                             215,000               223,185
 Selma PFA Revenue, Series A, MBIA Insured,
    5.25%, 9/15/02                                                                                     100,000               100,845
    5.50%, 9/15/04                                                                                     115,000               115,868
    5.60%, 9/15/05                                                                                     120,000               121,076
    5.65%, 9/15/06                                                                                     125,000               126,070
    5.70%, 9/15/07                                                                                     135,000               136,200
    5.70%, 9/15/08                                                                                     140,000               141,112
    5.75%, 9/15/09                                                                                     150,000               151,191
    5.75%, 9/15/10                                                                                     155,000               156,273
 Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional
    Facility Project, Series A, 5.50%, 1/01/06                                                       1,500,000             1,552,005
 Shasta Joint Powers Financing Authority Lease Revenue, Courthouse Improvement
    Project, ETM, Series A, 5.80%, 6/01/00                                                              100,000              102,157
 Solana Beach COP, City Hall Project, 5.80%, 10/01/02                                                    50,000               52,564
 South Gate PFA Water Revenue, Refunding, Series A, FGIC Insured,
    5.35%, 10/01/07                                                                                    995,000             1,047,695
    5.45%, 10/01/08                                                                                  1,040,000             1,097,023
 South San Francisco Capital Improvements Financing Authority Revenue,
    South San Francisco Conference Center, Refunding,
    5.70%, 9/01/02                                                                                     195,000               201,852
    5.80%, 9/01/03                                                                                     205,000               214,110
    5.90%, 9/01/04                                                                                     215,000               225,468
 Southern California Rapid Transit District Revenue, Special Benefit AD A2,
    5.80%, 9/01/01                                                                                     100,000               103,026
 Stockton Health Facilities Revenue, Dameron Hospital Association, Refunding,
    Series A, 5.35%, 12/01/09                                                                          385,000               387,730
 Stockton Port District Facilities Revenue, Refunding and Improvement,
    Series A, FSA Insured, 5.75%, 7/01/11                                                            1,295,000             1,375,847

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)


                                                                                                    PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND                                                  AMOUNT               VALUE
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Sunline Transport Agency COP, Transport Finance Corp., Series B,
   5.50%, 7/01/03                                                                                 $    450,000          $    469,418
   5.75%, 7/01/06                                                                                      445,000               470,530
Susanville PFA Revenue, Series A, AMBAC Insured, 5.90%, 9/01/02                                        100,000               104,036
Tahoe City PUD, COP, Capital Facilities Project, Series B,
   6.05%, 6/01/01                                                                                      290,000               298,575
   6.15%, 6/01/02                                                                                      835,000               869,978
   6.30%, 6/01/04                                                                                      545,000               578,599
Tehachapi Cummings County Water District Revenue COP, Capital Improvement Project,
   MBIA Insured,
   5.50%, 8/01/04                                                                                      280,000               296,383
   5.60%, 8/01/05                                                                                      300,000               318,411
   5.75%, 8/01/06                                                                                      320,000               341,011
Temecula RDAR, Tax Allocation, Temecula Redevelopment Project No. 1, Series A,
   5.40%, 2/01/04                                                                                      600,000               614,226
Temecula Valley USD, Series E, FSA Insured, 5.65%, 9/01/07                                             370,000               396,803
Torrance USD, COP, Series A, 5.85%, 10/01/99                                                           100,000               100,593
Travis USD, COP, Foxboro Elementary School Construction Project, ETM,
   6.30%, 9/01/02                                                                                      200,000               212,450
Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
   5.80%, 4/01/01                                                                                      340,000               346,990
   5.90%, 4/01/02                                                                                      360,000               370,195
   6.00%, 4/01/03                                                                                      380,000               394,079
Ventura USD, COP, Series A,
   5.90%, 4/01/04                                                                                      305,000               318,356
   6.00%, 4/01/05                                                                                      320,000               334,047
   6.10%, 4/01/06                                                                                      340,000               354,843
   6.20%, 4/01/07                                                                                      365,000               381,227
   6.30%, 4/01/08                                                                                      385,000               401,500
   6.40%, 4/01/09                                                                                      410,000               426,846
Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding, Series A,
   5.30%, 10/01/11                                                                                   1,000,000               981,399
   5.40%, 10/01/12                                                                                   4,150,000             4,137,964
Virgin Islands Water and Power Authority Water System Revenue, Refunding,
   5.00%, 7/01/03                                                                                    3,540,000             3,523,573
   4.875%, 7/01/06                                                                                   2,000,000             1,922,679
   5.00%, 7/01/09                                                                                    2,000,000             1,887,219
Watsonville RDA, GO, Tax Allocation, Watsonville Redevelopment Project, Series 1993,
   6.00%, 8/01/02                                                                                      510,000               510,473
   6.10%, 8/01/03                                                                                      540,000               540,490
                                                                                                                         -----------
TOTAL BONDS (COST $201,279,952)                                                                                          202,903,673
                                                                                                                         -----------
ZERO COUPON BONDS 1.1%
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
   Refunding, Series A, 1/15/16                                                                      3,000,000             2,019,930
                                                                                                                         -----------
TOTAL ZERO COUPON BONDS (COST $1,980,318)                                                                                  2,019,930
                                                                                                                         ===========
TOTAL LONG TERM INVESTMENTS (COST $203,260,270)                                                                          204,923,603
                                                                                                                         -----------


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)



                                                                                              PRINCIPAL
 FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND                                           AMOUNT                      VALUE
(a)SHORT TERM INVESTMENTS .7%
California PCFA, PCR, Shell Oil Co. Project, Refunding, Series C,
Daily VRDN and Put, 2.85%, 11/01/00                                                        $   1,400,000              $   1,400,000
                                                                                                                      -------------
TOTAL SHORT TERM INVESTMENTS (COST $1,400,000)                                                                            1,400,000
                                                                                                                      -------------
TOTAL INVESTMENTS (COST $204,660,270) 107.2%                                                                            206,323,603
OTHER ASSETS, LESS LIABILITIES (7.2)%                                                                                   (13,776,705)
                                                                                                                      -------------
NET ASSETS 100.0%                                                                                                     $ 192,546,898
                                                                                                                      =============






See glossary of terms on page 50.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.



                       See notes to financial statements.




FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS



FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

                                                                                    Year Ended June 30,
                                                           -----------------------------------------------------------------------
                                                             1999            1998           1997            1996            1995
                                                           --------        --------        -------         -------         -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                            $1.00           $1.00           $1.00           $1.00           $1.00
                                                           --------        --------        -------         -------         -------
Net investment income                                           .02             .03             .03             .03             .03
Less distributions from net investment income                  (.02)           (.03)           (.03)           (.03)           (.03)
                                                           --------        --------        -------         -------         -------
Net asset value, end of year                                  $1.00           $1.00           $1.00           $1.00           $1.00
                                                           --------        --------        -------         -------         -------
Total return*                                                  2.39%           2.85%           2.85%           2.85%           2.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                            $706,877        $656,725        $639,791        $597,819        $642,157
Ratios to average net assets:
 Expenses                                                       .59%            .60%            .60%            .63%            .64%
 Net investment income                                         2.36%           2.82%           2.83%           2.83%           2.88%



*Total return is not annualized for periods less than one year.



                       See notes to financial statements.


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                                         PRINCIPAL
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                                  AMOUNT          VALUE
INVESTMENTS 108.1%
(a)Alameda-Contra Costa Schools Financing Authority, COP,
Capital Improvement Financing  Projects, Weekly VRDN and Put, 3.40%,
    Series C, 7/01/25                                                                                     $1,500,000      $1,500,000
    Series E, 6/01/22                                                                                      2,000,000       2,000,000
Alameda County TRAN, 4.50%, 7/07/99                                                                        3,000,000       3,000,428
(a)Anaheim COP, 1993  Partnership Project, Refunding, AMBAC Insured,
   Weekly VRDN and Put, 3.25%, 8/01/19                                                                     4,600,000       4,600,000
(a)Anaheim COP, Police Facilities Refinancing Project,
   Refunding, AMBAC Insured, Weekly VRDN and Put, 3.25%, 8/01/08                                           5,450,000       5,450,000
(a)Big Bear Lake Industrial Revenue, Southwest Gas Corp. Project, Series A,
   Weekly VRDN and Put, 3.35%, 12/01/28                                                                    2,700,000       2,700,000
(a)Burbank RDA, MFR, Issue A, Weekly VRDN and Put, 3.40%, 11/01/10                                         1,400,000       1,400,000
(a)Butte County Housing Authority MFR, Pine Tree Apartments Project,
   Weekly VRDN and Put, 3.30%, 12/01/10                                                                    2,452,000       2,452,000
(b)California Community Financing Authority, TRAN, Series A, 4.00%, 6/30/00                                5,000,000       5,044,000
California Health Facilities Financing Authority Revenue,
    (a)Children's Hospital, MBIA Insured, Weekly VRDN and Put, 3.35%, 11/01/21                             2,500,000       2,500,000
    (a)Refunding, Catholic Healthcare, Series B, MBIA Insured, Weekly VRDN and Put,
        3.00%, 7/01/12                                                                                     4,650,000       4,650,000
    (a)Refunding, Catholic West Facility, Series B, MBIA Insured, Weekly VRDN and Put,
        3.00%, 7/01/05                                                                                     7,400,000       7,400,000
    (a)Refunding, Catholic West Facility, Series D, MBIA Insured, Weekly VRDN and Put,
        3.00%, 7/01/18                                                                                     2,100,000       2,100,000
Refunding, Insured, Presbyterian Hospital, 5.25%, 5/01/00                                                  2,340,000       2,384,809
    (a)Refunding, MF, Series C, FNMA Secured, Weekly VRDN and Put, 3.00%, 7/15/13                          4,650,000       4,650,000
    (a)Santa Barbara Cottage Hospital, Series B, Weekly VRDN and Put, 3.45%, 9/01/05                       1,620,000       1,620,000
    (a)Scripps Health, Series A, MBIA Insured, Weekly VRDN and Put, 3.00%, 10/01/22                        5,000,000       5,000,000
    (a)St. Francis Medical Center, Series F, MBIA Insured, Weekly VRDN and Put, 3.25%, 7/01/10             1,300,000       1,300,000
    (a)Sutter Health, Series A, Daily VRDN and Put, 2.90%, 3/01/20                                         3,500,000       3,500,000
    (a)Sutter Health, Series C, Daily VRDN and Put, 3.75%, 7/01/22                                        10,000,000      10,000,000
(a)California PCFA, Residential Recovery Revenue, OMS Equity Stanislaus
    Project, Daily VRDN and Put, 3.75%, 12/01/17                                                           1,600,000       1,600,000
(a)California PCFA Revenue
    Occidental Geo/Santa Fe Geothermal,
    Monthly VRDN and Weekly Put, 3.15%, 9/01/13                                                            4,700,000       4,700,000
    Refunding, Pacific Gas & Electric, Series B, Daily VRDN and Put, 3.05%, 11/01/26                      10,000,000      10,000,000
    Reynolds Metals Co. Project, Weekly VRDN and Put, 3.40%, 12/01/15                                      1,000,000       1,000,000
(a)California PCFA, Solid Waste Disposal Revenue, Series A, Colmac Energy Project,
    Weekly VRDN and Put, 3.35%, 12/01/16                                                                   1,200,000       1,200,000
(a)California Public Capital Improvements Financing Authority Revenue,
    Pooled Project, Series C, Quarterly VRDN and Put, 3.15%, 6/01/28                                      19,500,000      19,500,000
California School Cash Reserve Program, Authority, Pooled Project, Series A,
    4.50%, 7/02/99                                                                                        29,000,000      29,000,642
    (b)4.00%, 7/03/00                                                                                     30,000,000      30,262,500
(a)California State Economic Development Financing Authority Revenue,
    Independent System Project, Series C, Daily VRDN and Put, 3.30%, 4/01/08                               4,000,000       4,000,000
    Refunding, KQED Inc. Project, Weekly VRDN and Put, 3.20%, 4/01/20                                      2,050,000       2,050,000
(a)California Statewide Communities Development Corp. Revenue, Series C,
    Weekly VRDN and Put, 3.25%, 12/01/19,
    American Kleaner                                                                                       2,550,000       2,550,000
    Karcher Property Project                                                                               1,700,000       1,700,000
Capistrano USD, Community Facilities District, Special Tax Aliso Vallejo, 7.60%, 9/01/14                   4,000,000       4,111,014
(a)Chico MFMR, Webb Homes Project, Monthly VRDN and Weekly Put, 3.10%, 1/01/10                             2,170,000       2,170,000


FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                           PRINCIPAL
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                                    AMOUNT         VALUE
INVESTMENTS (CONT.)
(a)Concord MFMR, Weekly VRDN and Put,
    Arcadian Facility, Series A, 3.00%, 7/15/18                                                            $8,000,000     $8,000,000
    Bel Air Apartments, Issue A, 3.65%, 12/01/16                                                              500,000        500,000
(a)Duarte RDA, COP, Johnson Duarte Project, Series B, Weekly VRDN and Put, 3.65%,
    12/01/14                                                                                                1,000,000      1,000,000
(a)Dublin Housing Authority, MFHR, Park Sierra Housing, Series A, Weekly VRDN and
    Put, 3.40%, 6/01/28                                                                                     1,100,000      1,100,000
East Bay MUD, TECP, 2.80%, 7/09/99                                                                         13,000,000     13,000,000
(a)Foothill/Eastern Transportation Corridor Agency, California Toll Road Revenue,
   Weekly VRDN and Put, 1/02/35,
    Series B, 3.35%                                                                                        15,400,000     15,400,000
    Series C, 3.30%                                                                                         6,100,000      6,100,000
    Series E, 3.35%                                                                                         7,500,000      7,500,000
(a)Fresno MFHR, Refunding, Heron Pointe Apartments, Series A, Weekly VRDN and Put,
    3.10%, 6/01/07                                                                                          1,000,000      1,000,000
(a)Irvine 1915 Act, Daily VRDN and Put, 2.90%,
    AD 87-8, 9/02/24                                                                                       18,650,000     18,650,000
    AD 89-10, 9/02/15                                                                                       3,500,000      3,500,000
    AD 94-13, Oak Creek Project, 9/02/22                                                                   22,800,000     22,800,000
    AD 94-15, 9/02/20                                                                                       3,600,000      3,600,000
    AD 95-12, 9/02/21                                                                                       4,545,000      4,545,000
    AD 97-16, Northwest Project, 9/02/22                                                                   17,800,000     17,800,000
    AD 97-17, 9/02/23                                                                                      21,700,000     21,700,000
(a)Irvine Public Facilities Infrastructure Authority Lease Revenue,
   Capital Improvement Project, Weekly VRDN and Put, 3.40%, 11/01/10                                        5,000,000      5,000,000
(a)Irvine Ranch Water District, COP, Daily VRDN and Put,
    3.15%, 5/01/09                                                                                          1,900,000      1,900,000
    2.90%, 1/01/21                                                                                          3,400,000      3,400,000
    2.90%, 4/01/33                                                                                         12,700,000     12,700,000
(a)Kern County COP, Kern Public Facilities Project, Series A, Weekly VRDN and Put, 3.00%, 8/01/06           1,800,000      1,800,000
(a)Lancaster RDA, MFHR, Westwood Park Apartments, Series K, Weekly VRDN and Put, 3.55%, 12/01/07              900,000        900,000
(a)Livermore MFHR, Refunding, Richards Manor, Series A, Weekly VRDN and Put, 3.25%, 12/01/22                6,470,000      6,470,000
(a)Los Angeles Community RDA, MFHR, Grand Promende Project, Weekly VRDN and Put, 3.55%, 12/01/10            1,300,000      1,300,000
(a)Los Angeles County Housing Authority, MFHR, Sand Canyon Ranch Project, Series F,
 Weekly VRDN and Put, 3.35%, 11/01/06                                                                       4,500,000      4,500,000
(a)Los Angeles County Pension Obligation, Refunding, AMBAC Insured, Weekly VRDN and Put,
   3.25%, 6/30/07,
   Series A                                                                                                 2,500,000      2,500,000
   Series B                                                                                                 6,600,000      6,600,000
(b)Los Angeles County School Pooled Financing Program, Series A, 4.00%, 6/30/00                             5,000,000      5,042,050
(b)Los Angeles County TRAN, 4.00%, 6/30/00                                                                 13,500,000     13,588,560
(a)Los Angeles County Transportation Commission Sales Tax Revenue, Series A,
   Weekly VRDN and Put, 3.25%, 7/01/12                                                                     12,000,000     12,000,000
(a)Los Angeles CRDA, COP, Weekly VRDN and Put,
    Baldwin Hill Park, 3.20%, 12/01/14                                                                      1,000,000      1,000,000
    Broadway Spring Center Program, 3.35%, 7/01/12                                                            400,000        400,000
(a)Los Angeles MFHR, Weekly VRDN and Put,
    Casden Project, Series K, 3.30%, 7/01/10                                                                3,300,000      3,300,000
    Lucas Studios Project, Series D, 3.80%, 12/01/21                                                        1,200,000      1,200,000
    Mariposa Gardens Project, Series H, 3.15%, 9/01/15                                                        600,000        600,000
    Masselin Manor, 3.40%, 7/01/15                                                                          2,400,000      2,400,000
(b)Los Angeles USD, TRAN, Series A, 4.00%, 6/30/00                                                          2,500,000      2,521,750
   Los Angeles Water and Power, TECP, 3.30%, 9/10/99                                                        5,000,000      5,000,000
(a)Metropolitan Water District, Southern California Waterworks Revenue, Refunding,
   Series A, AMBAC Insured, Weekly VRDN and Put, 3.35%, 6/01/23                                             8,160,000      8,160,000



FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                           PRINCIPAL
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                                    AMOUNT         VALUE
INVESTMENTS (CONT.)
(a)Moorpark MFR, Refunding, Le Club Apartments Project, Series A,
   Weekly VRDN and Put, 3.40%, 11/01/15                                                                   $3,500,000      $3,500,000
M-S-R Public Power Agency Revenue, San Juan Project,                                                       1,000,000       1,019,986
    Series G, 5.25%, 7/01/00
   (a)Sub. lien, Series D, Weekly VRDN and Put, 3.25%, 7/01/18                                             7,600,000       7,600,000
   (a)Refunding, sub. lien, Series E, MBIA Insured, Weekly VRDN and Put, 3.25%, 7/01/22                   15,400,000      15,400,000
 Northern California Transmission Revenue, Refunding, Oregon Transmission Project,
 Series A, 7.00%, 5/01/00                                                                                  1,835,000       1,921,494
 Oakland USD, Alameda Revenue County, TRAN, 3.25%, 11/09/99                                                5,000,000       5,007,846
(a)Ontario MFR, Park Centre Partners Project, Series A, Weekly VRDN and Put, 3.5993%, 8/01/07              1,900,000       1,900,000
(a)Orange County Apartment Development Revenue, Weekly VRDN and Put,
   Jessy L. Frost Project, Issue B, 3.35%, 3/01/09                                                           100,000         100,000
(a)Orange County Certificates, Daily VRDN and Put, 2.90%, 8/01/16                                          4,750,000       4,750,000
(a)Orange County COP, Daily VRDN and Put, 2.90%, 8/01/15                                                   6,900,000       6,900,000
(a)Oxnard RDA, COP, Channel Islands Business Center, Weekly VRDN and Put, 3.725%, 7/01/05                    390,000         390,000
(a)Palm Springs CRDA, COP, Weekly VRDN and Put, 3.25%, 12/01/14
(a)Pico Rivera RDA, COP, Crossroad Plaza Project, Weekly VRDN and Put, 3.35%, 12/01/10                     1,500,000       1,500,000
(a)Pleasanton MFMR Var-Valley Plaza-A-Remarketing, Weekly VRDN and Put, 3.00%, 7/15/18                     4,500,000       4,560,000
   Puerto Rico Commonwealth, TRAN, Series A, 3.50%, 7/30/99                                               25,000,000      25,012,948
(a)Redlands MFHR, Refunding, Parkview Terrace, Series A, Weekly VRDN and Put,
   3.40%, 2/01/16                                                                                          3,550,000       3,550,000
(a)Redwood City COP, City Hall Project, Weekly
   VRDN and Put, 3.45%, 7/01/21                                                                            2,400,000       2,400,000
(a)Riverside County Housing Authority MFMR, Emeritus Park, Series B,
   Weekly VRDN and Put, 3.00%, 7/15/18                                                                     3,150,000       3,150,000
(a)Riverside County IDA Revenue, Weekly VRDN and Put, Calavo Growers, 3.55%, 9/01/05                       1,500,000       1,500,000
Riverside County Special Tax, 3.50%, 9/01/99                                                               8,000,000       8,000,000
Riverside County TAN, TECP, 3.15%, 8/05/99                                                                 4,000,000       4,000,000
Riverside County Teeter Obligation, TECP, 3.05%, 7/20/99                                                  15,000,000      15,000,000
Riverside County Teeter Plan, TECP, 3.00%, 8/17/99                                                         9,663,000       9,663,000
(a)Roseville Finance Authority Hospital, Lease Revenue, Series A,
   Roseville Hospital, Weekly VRDN and Put, 3.50%, 10/01/14                                                9,100,000       9,100,000
(a)Sacramento Cogeneration Authority Project Revenue, Refunding, 4.50%, 7/01/99                              900,000         900,000
(a)Sacramento County COP, Administration Center and Court House Project,
   Weekly VRDN and Put, 3.35%, 6/01/20                                                                     7,955,000       7,955,000
(a)Sacramento County MFR, Various Housing Projects, Smoketree, Series A,
   Weekly VRDN and Put, 3.00%, 4/15/10                                                                     6,850,000       6,850,000
Sacramento MUD, TECP, 3.00%, 8/05/99                                                                       3,000,000       3,000,000
(a)San Bernardino County MFHR, Weekly VRDN and Put, Refunding, Quail Properties,
   Series A, 3.00%, 7/01/14                                                                                4,350,000       4,350,000
(a)San Diego County MFHR, Nationwide, Series C, Weekly VRDN and Put, 3.00%, 4/15/05                        1,400,000       1,400,000
San Diego County Water, TECP, 3.10%, 7/13/99                                                               5,500,000       5,500,000
(b) San Diego Local Government Area COP, TRAN, 4.00%, 6/30/00                                              5,000,000       5,041,050
(a)San Diego MFMR, Refunding, University Town Center Apartments, Weekly VRDN and Put, 3.70%,
   10/01/15                                                                                                4,900,000       4,900,000
(a)San Dimas RDA, Commercial Development Revenue, San Dimas Commercial Center,
   Monthly VRDN and Put,3.20%, 12/01/13                                                                      900,000         900,000
San Francisco BART, TECP
    3.00%, 7/22/99                                                                                        12,100,000      12,100,000
    2.75%, 8/09/99                                                                                        10,000,000      10,000,000
(a)San Francisco City and County MFHR, Winterland Project, Series C, Weekly VRDN
   and Put, 3.25%, 6/01/06                                                                                 4,400,000       4,400,000
(a)San Francisco City and County RDA, MFR, Refunding, Fillmore Center, Series B-2,
   Weekly VRDN and Put, 3.05%, 12/01/17                                                                    1,000,000       1,000,000
(a)San Francisco City and County RDA, MFR, Rincon Center Project No. 8, Series B,
   Weekly VRDN and Put, 3.35%, 12/01/06                                                                    4,295,000       4,295,000
(a)San Jose MFMR, Somerset Park Apartment Project, Weekly VRDN and Put, 3.65%, 11/01/17                    1,000,000       1,000,000
(a)San Jose-Santa Clara Water Financing Authority, Sewer Revenue, Series B, Weekly VRDN
   and Put, 3.25%, 11/15/11                                                                                1,200,000       1,200,000



FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                       PRINCIPAL
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                                AMOUNT             VALUE
INVESTMENTS (CONT.)
(a)San Mateo County Housing Authority, MFHR, Pacific Oaks Apartment Project,
   Series A, Weekly VRDN and Put, 3.45%, 7/01/17                                                       $2,950,000        $2,950,000
(a)Santa Ana MFHR, Refunding, Vintage Apartments, Series A, Weekly VRDN and Put,
   3.65%, 12/01/22                                                                                      3,450,000         3,450,000
(a)Santa Clara County Housing Authority, MFHR, Refunding, Benton Park Center Apartments,
   Series A, FNMA Secured, Weekly VRDN and Put, 3.60%, 12/15/25                                         5,000,000         5,000,000
Santa Clara County, TRAN, 4.50%, 10/01/99                                                               3,000,000         3,012,280
Sonoma County, TRAN, 3.50%, 2/01/00                                                                    19,000,000        19,060,333
(a)South San Francisco MFR, Magnolia Plaza Apartments, Series A,
   Weekly VRDN and Put, 3.45%, 5/01/17                                                                    500,000           500,000
(a)Southern California Public Power Authority, Sub-Palo Verde Project, Refunding,
   Series B, AMBAC Insured, Weekly VRDN and Put, 3.25%, 7/01/09                                         2,000,000         2,000,000
(a)Southern California Public Power Authority Revenue, Weekly VRDN and Put,
    3.25%, 7/01/17                                                                                        500,000           500,000
    Transmission Project, Refunding, AMBAC Insured, 3.25%, 7/01/19                                     27,100,000        27,100,000
    Transmission Project, Refunding, Series B, FSA Insured, 3.10% 7/01/23                               6,600,000         6,600,000
Stockton East Water District COP, Refunding, 1990 Project, Series A, 7.30%,
    4/01/00                                                                                             4,490,000         4,715,582
(a)Suisun City MFMR, Housing Authority, Village Green Apartments,
    Series A, Weekly VRDN and Put, 3.00%, 6/15/18                                                       8,700,000         8,700,000
(a)Tustin 1915 Act, Reassessment District No. 95-2, Series A, Daily VRDN and Put,
    2.90%, 9/02/13                                                                                     21,234,000        21,234,000
(a)Vallectos Water District Revenue, COP, Twin Oaks Reservoir Project,
    Weekly VRDN and Put, 3.00%, 7/01/30                                                                 2,600,000         2,600,000
(a)West Basin Municipal Water District Revenue, COP, Phase II Recycled
Water Project, Series C, Weekly VRDN and Put,
 3.05%, 8/01/27                                                                                         2,000,000         2,000,000
(a)Western Riverside County Regional Wastewater Authority Treatment,
   Daily VRDN and Put, 2.90%, 4/01/28                                                                   8,500,000         8,500,000
                                                                                                                        ------------
 TOTAL INVESTMENTS (COST $764,211,272) 108.1%                                                                           764,211,272

 OTHER ASSETS, LESS LIABILITIES (8.1)%                                                                                  (57,334,014)
                                                                                                                        ------------
 NET ASSETS 100.0%                                                                                                      $706,877,258
                                                                                                                        ============




 See glossary of terms on page 50.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

                       See notes to financial statements.


FRANKLIN CALIFORNIA TAX-FREE TRUST
Statement of Investments, June 30, 1999 (cont.)

Glossary of Terms

1915 Act         - Improvement Bond Act of 1915
ABAG             - The Association of Bay Area Governments
AD               - Assessment District
AMBAC            - American Municipal Bond Assurance Corp.
BART             - Bay Area Rapid Transit
BIG              - Bond Investor Guaranty Insurance Co.
CDA              - Community Development Authority/Agency
CFD              - Community Facilities District
CHFCLP           - California Health Facilities Construction Loan Program
COP              - Certificate of Participation
CRDA             - Community Redevelopment Authority/Agency
ETM              - Escrow to Maturity
FGIC             - Financial Guaranty Insurance Co.
FHA              - Federal Housing Authority/Agency
FNMA             - Federal National Mortgage Association
FSA              - Financial Security Assistance
GNMA             - Government National Mortgage Association
GO               - General Obligation
HFA              - Housing Authority/Agency
HFAR             - Housing Authority/Agency Revenue
HMR              - Home Mortgage Revenue
ID               - Improvement District
IDA              - Industrial Development Authority/Revenue
IDR              - Industrial Development Revenue
MBIA             - Municipal Bond Investors Assurance Corp.
MF               - Multi-Family
MFHR             - Multi-Family Housing Revenue
MFMR             - Multi-Family Mortgage Revenue
MFR              - Multi-Family Revenue
MTA              - Metropolitan Transportation Authority
MUD              - Municipal Utility District
PCFA             - Pollution Control Financing Authority
PCR              - Pollution Control Revenue
PFA              - Public Financing Authority
PUD              - Public Utility District
RDA              - Redevelopment Agency
RDAR             - Redevelopment Agency Revenue
RMR              - Residential Mortgage Revenue
SFM              - Single Family Mortgage
SFMR             - Single Family Mortgage Revenue
TAN              - Tax Anticipation Notes
TECP             - Tax-Exempt Commercial Paper
TRAN             - Tax and Revenue Anticipation Notes
UHSD             - Unified High School District
USD              - Unified School District
VRDN             - Variable Rate Demand Notes



FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999

                                                                         FRANKLIN         FRANKLIN CALIFORNIA     FRANKLIN
                                                                         CALIFORNIA        INTERMEDIATE-TERM     CALIFORNIA
                                                                       INSURED TAX-FREE        TAX-FREE          TAX-EXEMPT
                                                                         INCOME FUND          INCOME FUND         MONEY FUND
                                                                        --------------        ------------        ------------
Assets:
 Investments in securities:
   Cost ..............................................................    $1,758,072,416         $204,660,270         $764,211,272
                                                                         ===============      ===============      ===============
   Value .............................................................     1,821,437,400          206,323,603          764,211,272
 Cash ................................................................           166,100               96,200              402,482
 Receivables:
   Investment securities sold ........................................        39,693,788                 --
   Capital shares sold ...............................................         4,671,631              407,775            2,320,730
   Interest ..........................................................        31,991,624            3,038,488            5,480,071
                                                                         ---------------      ---------------      ---------------
   Total assets ......................................................     1,897,960,543          209,866,066          772,414,555
                                                                         ---------------      ---------------      ---------------
Liabilities:
 Payables:
   Investment securities purchased ...................................        32,647,263           16,705,000           61,499,910
   Capital shares redeemed ...........................................         4,663,972              123,315            3,277,760
   Affiliates ........................................................         1,137,049              118,072              315,244
   Shareholders ......................................................           764,777               45,892              168,957
 Distributions to shareholders .......................................         3,027,277              288,494               91,661
 Other liabilities ...................................................           171,787               38,395              183,765
                                                                         ---------------      ---------------      ---------------
   Total liabilities .................................................        42,412,125           17,319,168           65,537,297
                                                                         ---------------      ---------------      ---------------
    Net assets, at value .............................................    $1,855,548,418         $192,546,898         $706,877,258
                                                                         ===============      ===============      ===============
Net assets consist of:
 Undistributed net investment income .................................   $          --               $279,782      $          --
 Accumulated distributions in excess of net investment income ........        (1,987,196)                                     --
 Net unrealized appreciation .........................................        63,364,984            1,663,333                 --
 Accumulated net realized gain (loss) ................................           117,024             (102,640)                --
 Capital shares ......................................................     1,794,053,606          190,706,423          706,877,258
                                                                         ---------------      ---------------      ---------------
    Net assets, at value .............................................    $1,855,548,418         $192,546,898         $706,877,258
                                                                         ===============      ===============      ===============



                       See notes to financial statements.


FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 1999


                                                                                   FRANKLIN        FRANKLIN CALIFORNIA    FRANKLIN
                                                                                  CALIFORNIA        INTERMEDIATE-TERM     CALIFORNIA
                                                                                 INSURED TAX-FREE      TAX-FREE           TAX-EXEMPT
                                                                                   INCOME FUND        INCOME FUND         MONEY FUND
                                                                                  --------------      ------------      ------------
CLASS A:
 Net assets, at value                                                             $1,775,212,449      $192,546,898      $706,877,258
                                                                                  ==============      ============      ============
 Shares outstanding                                                                  146,470,422        17,475,697       706,877,258
                                                                                  --------------      ------------      ------------
 Net asset value per share*                                                               $12.12            $11.02             $1.00
                                                                                  --------------      ------------      ------------
 Maximum offering price per share (net asset value per share / 95.75%,
 97.75%, 100%, respectively)                                                              $12.66            $11.27             $1.00
                                                                                  --------------      ------------      ------------
CLASS C:
 Net assets, at value                                                                $80,335,969              --                --
                                                                                  ==============      ============      ============
 Shares outstanding                                                                    6,584,838                                --
                                                                                  --------------      ------------      ------------
 Net asset value per share*                                                               $12.20              --                --
                                                                                  --------------      ------------      ------------
 Maximum offering price per share (net asset value per share / 99%)                       $12.32              --                --
                                                                                  --------------      ------------      ------------



* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.


FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999


                                                             FRANKLIN        FRANKLIN CALIFORNIA     FRANKLIN
                                                            CALIFORNIA        INTERMEDIATE-TERM     CALIFORNIA
                                                         INSURED TAX-FREE        TAX-FREE           TAX-EXEMPT
                                                            INCOME FUND         INCOME FUND         MONEY FUND
                                                         ----------------    -------------------   -------------
Investment income:
 Interest ..........................................       $ 102,784,990        $ 9,417,200        $ 19,433,478
                                                           -------------        -----------        ------------
Expenses:
 Management fees (Note 3) ..........................           8,667,397          1,057,716           3,211,214
 Distribution fees (Note 3)
Class A ............................................           1,640,977            184,611                  --
Class C ............................................             451,685                 --
 Transfer agent fees (Note 3) ......................             464,914             56,677             395,201
 Custodian fees ....................................              17,398              1,912               2,840
 Reports to shareholders ...........................             149,005             33,404             229,344
 Registration and filing fees ......................               2,680              1,741               4,856
 Professional fees .................................              62,523              8,108              20,572
 Trustees' fees and expenses .......................              47,071              4,618              16,282
 Other .............................................              76,139             40,832              16,388
                                                           -------------        -----------        ------------
   Total expenses ..................................          11,579,789          1,389,619           3,896,697
   Expenses waived/paid by affiliate (Note 3) ......                  --           (282,543)                 --
                                                           -------------        -----------        ------------
     Net expenses ..................................          11,579,789          1,107,076           3,896,697
                                                           -------------        -----------        ------------
     Net investment income .........................          91,205,201          8,310,124          15,536,781
                                                           -------------        -----------        ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .........             954,544             93,006             (11,084)
 Net unrealized depreciation from investments ......         (43,645,378)        (4,475,770)                 --
                                                           -------------        -----------        ------------
Net realized and unrealized loss ...................         (42,690,834)        (4,382,764)            (11,084)
                                                           -------------        -----------        ------------
Net increase in net assets resulting from operations       $  48,514,367        $ 3,927,360        $ 15,525,697
                                                           =============        ===========        ============


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998


                                                             FRANKLIN CALIFORNIA INSURED         FRANKLIN CALIFORNIA INTERMEDIATE-
                                                                 TAX-FREE INCOME FUND              TERM TAX-FREE INCOME FUND
                                                         -----------------------------------     -------------------------------
                                                                1999                1998              1999              1998
                                                         ---------------     ---------------     -------------     -------------
Increase (decrease) in net assets:
 Operations:
   Net investment income .........................       $    91,205,201     $    88,166,346     $   8,310,124     $   6,297,937
   Net realized gain from investments ............               954,544          14,517,284            93,006           373,164
   Net unrealized (depreciation) on investments ..           (43,645,378)         35,549,088        (4,475,770)        2,945,640
                                                         ---------------     ---------------     -------------     -------------
      Net increase in net assets resulting
       from operations ...........................            48,514,367         138,232,718         3,927,360         9,616,741
 Distributions to shareholders from:
   Net investment income:
     Class A .....................................           (88,563,323)        (86,044,321)       (8,423,741)       (6,184,726)
     Class C .....................................            (3,006,211)         (2,012,482)               --                --
   In excess of net investment income:
     Class A .....................................            (1,921,957)                 --                --                --
     Class C .....................................               (65,239)                 --                --                --
   Net realized gains:
     Class A .....................................            (9,565,776)        (15,480,792)               --                --
     Class C .....................................              (360,118)           (397,099)               --                --
                                                         ---------------     ---------------     -------------     -------------
Total distributions to shareholders .............          (103,482,624)       (103,934,694)       (8,423,741)       (6,184,726)
 Capital share transactions: (Note 2)
     Class A ....................................           110,241,197          48,438,350        41,379,720        34,565,606
     Class C ....................................            27,415,008          19,682,305                --                --
                                                         ---------------     ---------------     -------------     -------------
 Total capital share transactions ................           137,656,205          68,120,655        41,379,720        34,565,606
       Net increase in net assets ................            82,687,948         102,418,679        36,883,339        37,997,621
Net assets:
 Beginning of year ...............................         1,772,860,470       1,670,441,791       155,663,559       117,665,938
                                                         ---------------     ---------------     -------------     -------------
 End of year .....................................       $ 1,855,548,418     $ 1,772,860,470     $ 192,546,898     $ 155,663,559
                                                         ===============     ===============     =============     =============

Undistributed net investment income (accumulated
 distributions in excess of net investment income)
 included in net assets:
   End of year ...................................       $    (1,987,196)    $       364,333     $     279,782     $     393,399
                                                         ===============     ===============     =============     =============

                     See notes to financial statements.



FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998



                                                                                FRANKLIN CALIFORNIA
                                                                                TAX-EXEMPT MONEY FUND
                                                                        -----------------------------------
                                                                             1999                  1998
                                                                        -------------         -------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .........................................       $  15,536,781         $  18,633,658
  Net realized loss from investments ............................             (11,084)               (2,802)
                                                                        -------------         -------------
       Net increase in net assets resulting from operations .....          15,525,697            18,630,856
 Distributions to shareholders from net investment income .......         (15,525,697)*         (18,630,856)*
 Capital share transactions (Note 2) ............................          50,152,692            16,933,993
                                                                        -------------         -------------
       Net increase in net assets ...............................          50,152,692            16,933,993
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ..............................................         656,724,566           639,790,573
                                                                        -------------         -------------
 End of year ....................................................       $ 706,877,258         $ 656,724,566
                                                                        =============         =============

* Distributions were decreased by net realized loss from security transactions of $11,084 in 1999 and $2,802 in 1998.


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). All Funds are diversified except the Franklin California Intermediate-Term Tax-Free Income Fund. The Funds' investment objectives are to provide tax-free income. The Franklin California Tax-Exempt Money Fund also seeks to provide high current income consistent with capital preservation and liquidity.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

The securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost which approximates value.

b. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. For the Franklin California Insured Tax-Free Income Fund and the Franklin California Intermediate-Term Tax-Free Income Fund, dividends from net investment income are normally declared daily and distributed monthly to shareholders. Other distributions are recorded on the ex-dividend date. For the Franklin California Tax-Exempt Money Fund, dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class for the Franklin California Insured Tax-Free Income Fund.



FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. INSURANCE

The scheduled payments of interest and principal for each long-term municipal security in the Franklin California Insured Tax-Free Income Fund is insured by either a new issue insurance policy, a portfolio insurance policy, a secondary insurance policy, or by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the fund, or paid by a third party.

e. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the funds are indicated below. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.


CLASS A                                                       CLASS A & CLASS C
-------                                                       -----------------
Franklin California Intermediate-Term Tax-Free Income Fund    Franklin California Insured Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund


At June 30, 1999, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                                                        FRANKLIN
                                           FRANKLIN CALIFORNIA                     FRANKLIN CALIFORNIA                CALIFORNIA
                                             INSURED TAX-FREE                       INTERMEDIATE-TERM                 TAX-EXEMPT
                                               INCOME FUND                        TAX-FREE INCOME FUND                MONEY FUND
                                        -----------------------------------------------------------------------------------------
                                        Shares              Amount              Shares             Amount               Amount
                                        ------              ------              ------             ------               ------
CLASS A SHARES:
Year ended June 30, 1999
 Shares sold .................          29,553,520        $ 370,514,398          7,753,731        $  88,121,907     $1,033,213,640
 Shares issued in reinvestment
    of distributions .........           3,539,619           44,284,162            446,478            5,064,927         15,576,778
 Shares redeemed .............         (24,337,250)        (304,557,363)        (4,571,261)         (51,807,114)      (998,637,726)
                                       -----------        -------------        -----------        -------------     --------------
 Net increase ................           8,755,889        $ 110,241,197          3,628,948        $  41,379,720     $   50,152,692
                                       ===========        =============        ===========        =============     ==============
Year ended June 30, 1998
 Shares sold .................          22,389,869          278,357,073          6,049,630           67,642,009        990,707,295
 Shares issued in reinvestment
    of distributions .........           3,656,134           45,526,852            336,167            3,758,425         18,601,299
 Shares redeemed .............         (22,146,051)        (275,445,575)        (3,299,944)         (36,834,828)      (992,374,601)
                                       -----------        -------------        -----------        -------------     --------------
 Net increase ................           3,899,952        $  48,438,350          3,085,853        $  34,565,606     $   16,933,993
                                       ===========        =============        ===========        =============     ==============


FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)


                                                    FRANKLIN CALIFORNIA
                                                     INSURED TAX-FREE
                                                        INCOME FUND
                                                 ---------------------------
                                                 Shares               Amount
                                                 ------               ------

CLASS C SHARES:
Year ended June 30, 1999
 Shares sold .......................            2,862,343          $ 36,108,219
 Shares issued in reinvestment
     of distributions ..............              187,570             2,360,890
 Shares redeemed ...................             (878,664)          (11,054,101)
                                             ------------          ------------
 Net increase ......................            2,171,249          $ 27,415,008
                                             ============          ============
Year ended June 30, 1998
 Shares sold .......................            2,210,276          $ 27,644,046
 Shares issued in reinvestment
     of distributions ..............              133,327             1,670,244
 Shares redeemed ...................             (769,144)           (9,631,985)
                                             ------------          ------------
 Net increase ......................            1,574,459          $ 19,682,305
                                             ============          ============

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers or trustees of Franklin/Templeton Distributors, Inc. (Distributors), Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's principal underwriter, investment manager, transfer agent, and administrative manager, respectively.

The Franklin California Insured Tax-Free Income Fund and the Franklin California Intermediate-Term Tax-Free Income Fund pay investment management fees to Advisers based on the month-end net assets of each Fund, and the Franklin California Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:


      ANNUALIZED
      FEE RATE         NET ASSETS
      --------------------------------------------------------------------

        .625%          First $100 million
        .50%           Over $100 million, up to and including $250 million
        .45%           In excess of $250 million




Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

Advisers agreed in advance to waive management fees for the Franklin California Intermediate-Term Tax-Free Income Fund, as noted in the Statement of Operations.

The Franklin California Intermediate-Term Tax-Free Income Fund reimburses Distributors up to .10% per year of its average daily net assets, and the Franklin California Insured Tax-Free Income Fund reimburses Distributors up to
 .10% and .65% per year of the average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Fund's shares.


FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)



3. TRANSACTIONS WITH AFFILIATES (CONT.)

Distributors paid net commissions on sales of the Funds shares, and received contingent deferred sales charges for the year as follows:

                                        FRANKLIN            FRANKLIN CALIFORNIA
                                       CALIFORNIA            INTERMEDIATE-TERM
                                     INSURED TAX-FREE            TAX-FREE
                                       INCOME FUND              INCOME FUND
                                       -----------              -----------

Net commissions paid .............       $750,225                $ 55,412
Contingent deferred
 sales charges ...................       $107,014                $  3,973



The Funds paid transfer agent fees of $916,792 of which $857,802 was paid to Investor Services.


4. INCOME TAXES

At June 30, 1999, the Franklin California Intermediate-Term Tax-Free Income Fund and the Franklin California Tax-Exempt Money Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:


                                          FRANKLIN CALIFORNIA       FRANKLIN
                                           INTERMEDIATE-TERM       CALIFORNIA
                                               TAX-FREE            TAX-EXEMPT
                                              INCOME FUND          MONEY FUND
                                              -----------          ----------
        Capital loss carryovers
         expiring in:

         2003..........................       $102,640               $14,563
         2005..........................             --                 1,444
         2006..........................             --                 9,957
         2007..........................             --                 4,593
                                              --------              --------
                                              $102,640               $30,557
                                              ========              ========



At June 30, 1999, the Franklin California Tax-Exempt Money Fund has deferred capital losses occurring subsequent to October 31, 1998 of $9,293. For tax purposes, such losses will be reflected in the year ending June 30, 2000.

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.



FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)


4. INCOME TAXES (cont.)

At June 30, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                                          FRANKLIN           FRANKLIN CALIFORNIA
                                         CALIFORNIA           INTERMEDIATE-TERM
                                       INSURED TAX-FREE            TAX-FREE
                                         INCOME FUND              INCOME FUND
                                      ------------------------------------------

Investments at cost ........          $ 1,758,192,739           $   204,660,270
                                      ===============           ===============
Unrealized
 appreciation ..............          $    78,443,961           $     4,113,745
Unrealized
 depreciation ..............              (15,199,300)               (2,450,412)
                                      ---------------           ---------------
Net unrealized
 appreciation ..............          $    63,244,661           $     1,663,333
                                      ===============           ===============



5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 1999 were as follows:

                                           FRANKLIN          FRANKLIN CALIFORNIA
                                          CALIFORNIA          INTERMEDIATE-TERM
                                        INSURED TAX-FREE            TAX-FREE
                                          INCOME FUND              INCOME FUND
                                        ----------------------------------------

      Purchases ..............            $423,244,942             $ 63,950,232
      Sales ..................            $284,493,954             $  9,919,461



6. CREDIT RISK

The Funds have investments in excess of 10% of their total net assets in the state of California. Such concentration may subject the Funds more significantly to economic changes occurring within that state.



FRANKLIN CALIFORNIA TAX-FREE TRUST
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF FRANKLIN CALIFORNIA TAX-FREE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting the Franklin California Tax-Free Trust (hereafter referred to as the "Funds") at June 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 1999


FRANKLIN CALIFORNIA TAX-FREE TRUST
TAX INFORMATION


Under Section 852(b)(3)(C) of the Internal Revenue Code, the California Insured Tax-Free Income Fund hereby designates $954,544 as a capital gain dividend for the fiscal year ended June 30, 1999.

Under Section 852 (b)(5)(A) of the Internal Revenue Code, the Trust hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended June 30, 1999.